Schedule of Investments (unaudited) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.5%

Aerospace & Defense — 1.7%
AAR Corp.	1,153	$22,576
Aerojet Rocketdyne Holdings, Inc.(a)	2,660	109,432
AeroVironment, Inc.(a)	868	52,306
Astronics Corp.	802	7,202
Axon Enterprise, Inc.(a)	2,153	156,545
Boeing Co.(a)	20,198	2,848,322
Cubic Corp.(b)	1,113	42,528
Curtiss-Wright Corp.	1,708	177,034
Ducommun, Inc.(a)	463	13,075
General Dynamics Corp.	9,669	1,262,965
HEICO Corp.	1,612	141,211
HEICO Corp., Class A	3,002	217,135
Hexcel Corp.(a)	3,040	105,154
Howmet Aerospace, Inc.(a)	15,000	196,050
Huntington Ingalls Industries, Inc.	1,523	291,517
Kratos Defense & Security Solutions, Inc.(a)(b)	3,476	52,209
L3Harris Technologies, Inc.	8,386	1,624,368
Lockheed Martin Corp.	9,409	3,660,666
Maxar Technologies, Inc.(a)	1,981	24,980
Mercury Systems, Inc.(a)	1,984	176,893
Moog, Inc., Class A(a)	1,168	57,793
National Presto Industries, Inc.	228	18,539
Northrop Grumman Corp.	5,949	1,967,156
Park Aerospace Corp.	658	8,758
Parsons Corp.(a)(b)	762	28,499
Raytheon Technologies Corp.	55,733	3,612,056
Spirit AeroSystems Holdings, Inc., Class A	4,322	95,775
Teledyne Technologies, Inc.(a)	1,350	439,654
Textron, Inc.	8,945	235,790
TransDigm Group, Inc.	1,964	713,089
Triumph Group, Inc.	1,724	12,137
Vectrus, Inc.(a)	359	18,672

		18,390,086

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	2,478	50,155
Atlas Air Worldwide Holdings, Inc.(a)(b)	708	23,258
C.H. Robinson Worldwide, Inc.	5,164	366,128
Echo Global Logistics, Inc.(a)	852	14,935
Expeditors International of Washington, Inc.	6,554	469,299
FedEx Corp.	9,235	1,170,721
Forward Air Corp.	1,054	54,386
Hub Group, Inc., Class A(a)	1,099	52,873
Park-Ohio Holdings Corp.	132	2,420
Radiant Logistics, Inc.(a)(b)	1,065	4,558
United Parcel Service, Inc., Class B	26,639	2,521,648

Security	Shares	Value

Air Freight & Logistics (continued)
XPO Logistics, Inc.(a)	3,506	$233,990

		4,964,371

Airlines — 0.2%
Alaska Air Group, Inc.	4,726	153,689
Allegiant Travel Co.(a)	451	35,394
American Airlines Group, Inc.(a)(b)	14,469	173,773
Copa Holdings SA, Class A	1,182	52,256
Delta Air Lines, Inc.(a)	21,844	565,978
Hawaiian Holdings, Inc.	1,545	22,248
JetBlue Airways Corp.(a)	10,526	102,523
Mesa Air Group, Inc.(a)	1,258	5,718
SkyWest, Inc.(a)	1,783	55,184
Southwest Airlines Co.(a)	17,817	556,781
Spirit Airlines, Inc.(a)	2,382	35,778
United Airlines Holdings, Inc.(b)	10,543	311,862

		2,071,184

Auto Components — 0.2%
Adient PLC(a)	3,025	45,314
American Axle & Manufacturing Holdings, Inc.(a)	3,615	15,617
Aptiv PLC(a)	9,865	686,111
BorgWarner, Inc.	8,012	228,903
Cooper Tire & Rubber Co.	1,783	37,782
Cooper-Standard Holdings, Inc.(a)	597	7,671
Dana, Inc.(a)	4,871	56,016
Dorman Products, Inc.	1,032	65,098
Fox Factory Holding Corp.(a)	1,763	89,931
Gentex Corp.	9,797	237,479
Gentherm, Inc.(a)	1,168	43,730
Goodyear Tire & Rubber Co.(a)	7,992	57,303
LCI Industries	882	76,487
Lear Corp.	2,391	233,481
Modine Manufacturing Co.(a)	1,640	7,593
Motorcar Parts of America, Inc.(a)(b)	702	9,989
Spartan Motors, Inc.	1,242	17,500
Standard Motor Products, Inc.	1,011	41,138
Stoneridge, Inc.(a)	828	16,585
Tenneco, Inc., Class A(a)	1,503	7,801
Visteon Corp.(b)	1,019	61,446

		2,042,975

Automobiles — 0.6%
Ford Motor Co.(a)	149,785	762,406
General Motors Co.(a)	47,786	1,065,150
Harley-Davidson, Inc.(b)	6,145	134,145
Tesla, Inc.(a)	5,500	4,300,340
Thor Industries, Inc.	2,087	138,159
Winnebago Industries, Inc.(b)	1,188	52,712

		6,452,912

Banks — 4.1%
1st Source Corp.	411	14,274
ACNB Corp.	387	10,821

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Allegiance Bancshares, Inc.	408	$10,233
Amalgamated Bank, Class A	666	7,126
Amerant Bancorp, Inc.(a)	643	8,693
American National Bankshares, Inc.	234	6,260
Ameris Bancorp	2,122	53,962
Ames National Corp.	233	4,940
Arrow Financial Corp.	468	13,338
Associated Banc-Corp	5,634	79,665
Atlantic Capital Bancshares, Inc.(a)	685	8,597
Atlantic Union Bankshares Corp.	3,213	76,694
BancFirst Corp.	744	28,651
Banco Latinoamericano de Comercio Exterior SA	1,539	17,575
Bancorp, Inc.(a)	1,904	13,271
BancorpSouth Bank	5,106	111,770
Bank First Corp.(b)	309	15,827
Bank of America Corp.	305,239	7,340,998
Bank of Commerce Holdings	737	5,668
Bank of Hawaii Corp.	1,589	108,338
Bank of Marin Bancorp	316	10,415
Bank of NT Butterfield & Son Ltd.	2,038	44,856
Bank of Princeton	383	8,043
Bank OZK	4,523	102,310
BankFinancial Corp.	603	4,987
BankUnited, Inc.	3,569	70,702
Bankwell Financial Group, Inc.	364	5,551
Banner Corp.	981	37,700
Bar Harbor Bankshares	399	7,334
Baycom Corp.(a)	382	4,710
BOK Financial Corp.	1,176	60,905
Boston Private Financial Holdings, Inc.	3,138	23,849
Bridge Bancorp, Inc.	369	7,635
Bryn Mawr Bank Corp.	476	13,859
Business First Bancshares, Inc.(a)	348	4,865
Byline Bancorp, Inc.	413	5,088
C&F Financial Corp.	148	5,263
Cadence BanCorp	4,445	29,426
Cambridge Bancorp	245	13,666
Camden National Corp.	528	17,292
Capital City Bank Group, Inc.	363	8,001
Carolina Financial Corp.	959	32,443
Carter Bank & Trust	1,048	9,935
Cathay General Bancorp	3,357	93,727
CBTX, Inc.	506	9,138
CenterState Bank Corp.	4,441	77,229
Central Pacific Financial Corp.	427	7,468
Central Valley Community Bancorp	191	2,794
Century Bancorp, Inc., Class A	231	17,253
Chemung Financial Corp.	179	4,386
CIT Group, Inc.	3,357	63,716
Citigroup, Inc.	80,944	3,930,641
Citizens & Northern Corp.	381	6,812
Citizens Financial Group, Inc.	17,064	382,063
City Holding Co.	442	29,875

Security	Shares	Value

Banks (continued)
Civista Bancshares, Inc.	808	$12,387
CNB Financial Corp.	283	5,020
Codorus Valley Bancorp, Inc.	340	4,777
Columbia Banking System, Inc.	2,233	60,269
Comerica, Inc.	5,394	188,035
Commerce Bancshares, Inc.(b)	4,072	249,166
Community Bank System, Inc.	1,925	120,293
Community Trust Bancorp, Inc.	487	16,509
ConnectOne Bancorp, Inc.	960	14,342
CrossFirst Bankshares, Inc.(a)(b)	2,745	26,544
Cullen/Frost Bankers, Inc.	2,139	153,709
Customers Bancorp, Inc.(a)	1,068	13,628
CVB Financial Corp.	5,825	121,073
Eagle Bancorp, Inc.	1,044	36,624
East West Bancorp, Inc.	5,416	189,939
Enterprise Bancorp, Inc.	214	5,168
Enterprise Financial Services Corp.	1,294	39,778
Equity Bancshares, Inc., Class A(a)	361	6,765
Esquire Financial Holdings, Inc.(a)	695	11,412
Farmers & Merchants Bancorp, Inc./Archbold	246	5,904
Farmers National Banc Corp.	551	6,827
FB Financial Corp.	520	11,617
Fidelity D&D Bancorp, Inc.	168	6,481
Fifth Third Bancorp	27,148	507,396
Financial Institutions, Inc.	439	8,495
First Bancorp, Inc.	314	6,877
First BanCorp, Puerto Rico	7,080	41,276
First Bancorp/Southern Pines	897	23,851
First Bancshares, Inc.	1,703	33,924
First Bank/Hamilton	1,767	13,995
First Busey Corp.	1,852	34,114
First Business Financial Services, Inc.	443	7,611
First Capital, Inc.	165	8,225
First Choice Bancorp	314	4,779
First Citizens BancShares, Inc., Class A	269	102,758
First Commonwealth Financial Corp.	3,047	29,007
First Community Bancshares, Inc.	576	13,576
First Financial Bancorp	3,534	54,353
First Financial Bankshares, Inc.	5,165	143,845
First Financial Corp.	515	18,293
First Foundation, Inc.	1,126	15,494
First Hawaiian, Inc.	5,055	88,917
First Horizon National Corp.	11,134	101,097
First Internet Bancorp	258	4,051
First Interstate Bancsystem, Inc., Class A	1,728	58,406
First Merchants Corp.	2,071	58,630
First Mid Bancshares, Inc.	285	7,610
First Midwest Bancorp, Inc.	3,373	49,853
First Northwest Bancorp	1,308	15,238
First of Long Island Corp.	640	10,106
First Republic Bank	6,503	678,198
FNB Corp.	12,170	98,455

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Franklin Financial Network, Inc.	413	$9,796
Fulton Financial Corp.	6,228	72,805
FVCBankcorp, Inc.(a)	685	7,884
German American Bancorp, Inc.	1,890	56,190
Glacier Bancorp, Inc.	3,149	119,914
Great Southern Bancorp, Inc.	266	11,324
Great Western Bancorp, Inc.	1,880	35,344
Guaranty Bancshares, Inc.	270	7,282
Hancock Whitney Corp.	3,184	66,577
Hanmi Financial Corp.	907	10,947
Heartland Financial USA, Inc.	1,223	41,545
Heritage Commerce Corp.	1,357	12,050
Heritage Financial Corp.	1,053	21,113
Home BancShares, Inc.	5,919	90,738
HomeTrust Bancshares, Inc.	642	9,868
Hope Bancorp, Inc.	3,638	36,198
Horizon Bancorp	897	10,208
Howard Bancorp, Inc.(a)	467	5,216
Huntington Bancshares, Inc.	40,977	378,627
Iberiabank Corp.	3,459	143,410
Independent Bank Corp.	2,109	101,054
Independent Bank Group, Inc.	1,357	41,131
International Bancshares Corp.	2,159	62,589
Investar Holding Corp.	897	11,257
Investors Bancorp, Inc.	8,514	79,265
JPMorgan Chase & Co.	119,254	11,419,763
KeyCorp	38,648	450,249
Lakeland Bancorp, Inc.	1,021	11,425
Lakeland Financial Corp.	1,121	47,452
LCNB Corp.	345	4,947
Live Oak Bancshares, Inc.	747	10,421
M&T Bank Corp.	5,087	570,151
Macatawa Bank Corp.	816	6,267
MainStreet Bancshares, Inc.(a)	536	8,051
Mercantile Bank Corp.	497	11,729
Metrocity Bankshares, Inc.	765	8,098
Metropolitan Bank Holding Corp.(a)	180	4,516
Midland States Bancorp, Inc.	963	15,620
MidWestOne Financial Group, Inc.	266	5,551
National Bank Holdings Corp., Class A	890	23,656
National Bankshares, Inc.	185	5,546
NBT Bancorp, Inc.	1,281	42,440
Nicolet Bankshares, Inc.(a)	324	17,826
Northrim BanCorp, Inc.	226	5,300
Norwood Financial Corp.	331	7,820
Oak Valley Bancorp	65	849
OFG Bancorp	1,912	24,053
Ohio Valley Banc Corp.	173	4,360
Old National Bancorp	5,785	81,973
Old Second Bancorp, Inc.	606	4,987
Opus Bank	633	12,166
Origin Bancorp, Inc.	454	10,120
Orrstown Financial Services, Inc.	348	5,359
Pacific Premier Bancorp, Inc.	2,287	48,827

Security	Shares	Value

Banks (continued)
PacWest Bancorp	4,991	$101,018
Park National Corp.	615	49,188
Peapack Gladstone Financial Corp.	523	9,869
Penns Woods Bancorp, Inc.	243	5,565
People’s United Financial, Inc.	17,299	219,524
People’s Utah Bancorp	363	7,797
Peoples Bancorp, Inc.	664	16,142
Peoples Financial Services Corp.	169	6,255
Pinnacle Financial Partners, Inc.	3,338	134,354
PNC Financial Services Group, Inc.	16,493	1,759,308
Popular, Inc.	3,484	134,448
Preferred Bank	405	15,451
Premier Financial Bancorp, Inc.	500	6,500
Prosperity Bancshares, Inc.	3,730	223,539
QCR Holdings, Inc.	413	12,712
RBB Bancorp	350	4,522
Red River Bancshares, Inc.	282	10,798
Regions Financial Corp.	37,721	405,501
Reliant Bancorp Inc.	315	4,586
Renasant Corp.	1,899	49,811
Republic Bancorp, Inc., Class A	204	6,799
Republic First Bancorp, Inc.(a)	1,213	3,190
S&T Bancorp, Inc.	1,347	35,978
Sandy Spring Bancorp, Inc.	1,225	31,238
Seacoast Banking Corp. of Florida(a)	1,610	36,177
Select Bancorp, Inc.(a)	1,948	15,974
ServisFirst Bancshares, Inc.(b)	1,660	58,963
Sierra Bancorp	304	6,171
Signature Bank	2,101	225,185
Simmons First National Corp., Class A	3,143	58,774
SmartFinancial, Inc.	348	5,032
South State Corp.	1,621	93,759
Southern First Bancshares, Inc.(a)	161	4,695
Southern National Bancorp of Virginia, Inc.	518	5,216
Southside Bancshares, Inc.	1,208	36,735
Spirit of Texas Bancshares, Inc.(a)	929	10,674
Sterling Bancorp	7,510	92,598
Stock Yards Bancorp, Inc.	675	22,302
Summit Financial Group, Inc.	488	8,618
SVB Financial Group(a)	1,995	385,374
Synovus Financial Corp.	5,203	109,315
TCF Financial Corp.	6,277	186,364
Texas Capital Bancshares, Inc.(a)	1,902	52,838
Tompkins Financial Corp.	571	38,548
TowneBank	2,464	49,773
Trico Bancshares	1,297	39,066
TriState Capital Holdings, Inc.(a)	771	10,964
Triumph Bancorp, Inc.(a)	785	21,752
Truist Financial Corp.	51,096	1,906,903
Trustmark Corp.	2,824	75,147
U.S. Bancorp	53,662	1,958,663
UMB Financial Corp.	1,754	89,173
Umpqua Holdings Corp.	8,017	100,413

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Union Bankshares, Inc.	330	$7,930
United Bankshares, Inc.	3,711	111,182
United Community Banks, Inc.	2,390	50,537
Unity Bancorp, Inc.	498	7,151
Univest Financial Corp.	855	15,134
Valley National Bancorp	14,971	125,158
Veritex Holdings, Inc.	1,506	26,445
Washington Trust Bancorp, Inc.	445	15,579
Webster Financial Corp.	3,366	95,089
Wells Fargo & Co.	142,612	4,142,879
WesBanco, Inc.	5,331	131,569
West BanCorp., Inc.	346	6,436
Westamerica BanCorp	987	62,181
Western Alliance Bancorp	3,980	142,802
Wintrust Financial Corp.	2,100	87,990
Zions Bancorp. NA	6,305	199,301

		45,133,811

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)(b)	325	151,616
Brown-Forman Corp., Class A	1,920	108,902
Brown-Forman Corp., Class B	6,336	394,099
Celsius Holdings, Inc.(a)	1,729	8,680
Coca-Cola Co.	146,237	6,710,816
Coca-Cola Consolidated, Inc.	158	37,204
Constellation Brands, Inc., Class A	6,037	994,234
Craft Brew Alliance, Inc.(a)(b)	284	4,288
Keurig Dr Pepper, Inc.	9,090	240,521
MGP Ingredients, Inc.(b)	444	16,752
Molson Coors Beverage Co., Class B	6,741	276,449
Monster Beverage Corp.(a)	14,602	902,550
National Beverage Corp.(b)	405	20,343
New Age Beverages Corp.(a)(b)	4,799	6,767
PepsiCo, Inc.	53,277	7,048,014

		16,921,235

Biotechnology — 2.9%
89bio, Inc.(a)	289	6,794
AbbVie, Inc.	56,417	4,637,477
Abeona Therapeutics, Inc.(a)	977	2,325
ACADIA Pharmaceuticals, Inc.(a)(b)	4,267	206,139
Acceleron Pharma, Inc.(a)	1,725	156,164
Acorda Therapeutics, Inc.(a)	1,264	1,217
Adamas Pharmaceuticals, Inc.(a)	698	2,255
ADMA Biologics, Inc.(a)	2,777	8,192
Aduro Biotech, Inc.(a)	2,001	5,533
Adverum Biotechnologies, Inc.(a)	2,687	31,841
Aeglea BioTherapeutics, Inc.(a)	830	6,449
Affimed NV(a)	4,124	9,032
Agenus, Inc.(a)	5,277	14,063
AgeX Therapeutics, Inc.(a)	130	110
Agios Pharmaceuticals, Inc.(a)	2,338	96,185
Aimmune Therapeutics, Inc.(a)(b)	1,750	29,960
Akcea Therapeutics, Inc.(a)(b)	393	6,705

Security	Shares	Value

Biotechnology (continued)
Akebia Therapeutics, Inc.(a)	4,847	$39,261
Akero Therapeutics, Inc.(a)	450	9,180
Albireo Pharma, Inc.(a)	285	6,401
Aldeyra Therapeutics, Inc.(a)	1,449	4,564
Alector, Inc.(a)	1,282	31,691
Alexion Pharmaceuticals, Inc.(a)	8,136	874,376
Alkermes PLC(a)	5,821	79,806
Allakos, Inc.(a)	706	46,427
Allogene Therapeutics, Inc.(a)(b)	1,352	39,073
Alnylam Pharmaceuticals, Inc.(a)	4,093	539,048
AMAG Pharmaceuticals, Inc.(a)	1,090	8,753
Amgen, Inc.	22,474	5,376,230
Amicus Therapeutics, Inc.(a)	9,878	116,659
AnaptysBio, Inc.(a)(b)	865	13,511
Anavex Life Sciences Corp.(a)	2,552	8,830
Apellis Pharmaceuticals, Inc.(a)	2,124	72,790
Applied Therapeutics, Inc.(a)	339	12,119
Aprea Therapeutics, Inc.(a)(b)	341	10,840
Arcus Biosciences, Inc.(a)	1,841	48,621
Arcutis Biotherapeutics, Inc.(a)(b)	480	14,266
Ardelyx, Inc.(a)	2,213	14,562
Arena Pharmaceuticals, Inc.(a)	2,016	98,724
Arrowhead Pharmaceuticals, Inc.(a)	3,722	128,148
Atara Biotherapeutics, Inc.(a)	1,489	12,344
Athenex, Inc.(a)	2,643	23,628
Athersys, Inc.(a)(b)	6,963	16,015
Atreca, Inc., Class A(a)(b)	737	11,261
Avid Bioservices, Inc.(a)(b)	2,581	15,744
Avrobio, Inc.(a)	924	11,892
Baudax Bio, Inc.(a)(b)	360	1,107
Beam Therapeutics, Inc.(a)	609	9,714
Beyondspring, Inc.(a)(b)	425	6,099
BioCryst Pharmaceuticals, Inc.(a)	7,146	27,941
Biogen, Inc.(a)	6,623	1,965,905
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,653	77,856
BioMarin Pharmaceutical, Inc.(a)	6,821	627,668
Biospecifics Technologies Corp.(a)	302	17,187
Bioxcel Therapeutics, Inc.(a)	439	16,243
Black Diamond Therapeutics, Inc.(a)	546	20,224
Bluebird Bio, Inc.(a)	2,157	116,219
Blueprint Medicines Corp.(a)	1,963	115,483
Bridgebio Pharma, Inc.(a)(b)	2,758	84,202
Calithera Biosciences, Inc.(a)	1,548	9,489
CareDx, Inc.(a)(b)	1,337	33,933
CASI Pharmaceuticals, Inc.(a)(b)	1,541	2,866
Castle Biosciences, Inc.(a)	400	12,372
Catalyst Pharmaceuticals, Inc.(a)(b)	2,952	13,992
CEL-SCI Corp.(a)(b)	1,266	22,282
Cellular Biomedicine Group, Inc.(a)	498	7,221
ChemoCentryx, Inc.(a)	1,606	85,134
Chiasma, Inc.(a)(b)	2,036	10,526
Chimerix, Inc.(a)	931	2,141
Clovis Oncology, Inc.(a)(b)	1,948	14,824

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Coherus Biosciences, Inc.(a)	2,172	$36,055
Concert Pharmaceuticals, Inc.(a)	677	6,756
Constellation Pharmaceuticals, Inc.(a)	777	27,956
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	1,513	9,804
Cortexyme, Inc.(a)(b)	437	19,936
Crinetics Pharmaceuticals, Inc.(a)	412	6,872
Cue Biopharma, Inc.(a)(b)	690	17,650
Cyclerion Therapeutics, Inc.(a)	437	1,691
Cytokinetics, Inc.(a)	2,192	33,121
CytomX Therapeutics, Inc.(a)	1,362	14,056
Deciphera Pharmaceuticals, Inc.(a)	715	41,456
Denali Therapeutics, Inc.(a)(b)	1,830	40,004
Dicerna Pharmaceuticals, Inc.(a)	2,371	46,709
Dynavax Technologies Corp.(a)	2,200	9,350
Eagle Pharmaceuticals, Inc.(a)	326	16,620
Editas Medicine, Inc.(a)	1,877	43,396
Eidos Therapeutics, Inc.(a)(b)	423	19,644
Eiger Biopharmaceuticals, Inc.(a)	1,014	7,544
Emergent Biosolutions, Inc.(a)	1,710	126,455
Enanta Pharmaceuticals, Inc.(a)	870	40,342
Epizyme, Inc.(a)	2,816	46,351
Esperion Therapeutics, Inc.(a)(b)	1,000	39,600
Evelo Biosciences, Inc.(a)(b)	1,111	6,155
Exact Sciences Corp.(a)(b)	5,335	421,358
Exelixis, Inc.(a)	11,341	280,066
Fate Therapeutics, Inc.(a)(b)	2,313	63,330
FibroGen, Inc.(a)(b)	3,014	111,186
Five Prime Therapeutics, Inc.(a)	1,283	4,208
Flexion Therapeutics, Inc.(a)	1,134	12,066
Frequency Therapeutics, Inc.(a)	533	8,480
G1 Therapeutics, Inc.(a)(b)	1,196	15,703
Galectin Therapeutics, Inc.(a)(b)	3,667	9,113
Geron Corp.(a)(b)	4,974	5,919
Gilead Sciences, Inc.	48,635	4,085,340
Global Blood Therapeutics, Inc.(a)(b)	2,239	171,328
GlycoMimetics, Inc.(a)	1,052	2,935
Gossamer Bio, Inc.(a)	1,391	18,111
Gritstone Oncology, Inc.(a)	1,243	8,713
Halozyme Therapeutics, Inc.(a)	5,484	124,240
Harpoon Therapeutics, Inc.(a)	690	8,694
Heron Therapeutics, Inc.(a)(b)	2,779	39,629
Homology Medicines, Inc.(a)	970	11,708
IGM Biosciences, Inc.(a)(b)	263	14,405
ImmunoGen, Inc.(a)	7,516	30,665
Immunomedics, Inc.(a)	7,063	214,574
Incyte Corp.(a)	6,819	665,944
Inovio Pharmaceuticals, Inc.(a)(b)	3,835	46,135
Insmed, Inc.(a)	3,568	82,064
Intellia Therapeutics, Inc.(a)(b)	1,077	14,507
Intercept Pharmaceuticals, Inc.(a)(b)	997	81,674
Invitae Corp.(a)(b)	3,336	55,211
Ionis Pharmaceuticals, Inc.(a)	4,917	273,041
Iovance Biotherapeutics, Inc.(a)	4,503	144,771

Security	Shares	Value

Biotechnology (continued)
Ironwood Pharmaceuticals, Inc.(a)	7,031	$70,310
Kadmon Holdings, Inc.(a)	5,651	24,299
KalVista Pharmaceuticals, Inc.(a)	672	7,332
Karuna Therapeutics, Inc.(a)(b)	389	32,318
Karyopharm Therapeutics, Inc.(a)	2,341	51,619
Kezar Life Sciences, Inc.(a)	643	3,022
Kindred Biosciences, Inc.(a)	898	4,508
Kiniksa Pharmaceuticals Ltd., Class A(a)	452	9,017
Kodiak Sciences, Inc.(a)(b)	1,060	57,823
Krystal Biotech, Inc.(a)(b)	333	15,714
Kura Oncology, Inc.(a)	1,494	21,738
La Jolla Pharmaceutical Co.(a)	594	4,312
Lexicon Pharmaceuticals, Inc.(a)	1,529	2,890
Ligand Pharmaceuticals, Inc.(b)	631	62,198
Lineage Cell Therapeutics, Inc.(a)	1,303	1,108
MacroGenics, Inc.(a)(b)	1,804	12,989
Madrigal Pharmaceuticals, Inc.(a)	278	23,263
Magenta Therapeutics, Inc.(a)	606	4,939
MannKind Corp.(a)	4,559	5,927
MediciNova, Inc.(a)	1,426	7,344
MeiraGTx Holdings PLC(a)	593	8,166
Mersana Therapeutics, Inc.(a)(b)	1,864	16,832
Minerva Neurosciences, Inc.(a)	1,232	11,051
Mirati Therapeutics, Inc.(a)	1,107	94,139
Moderna, Inc.(a)(b)	8,475	389,765
Molecular Templates, Inc.(a)	873	14,169
Momenta Pharmaceuticals, Inc.(a)	4,409	139,765
Myriad Genetics, Inc.(a)	3,078	47,586
Natera, Inc.(a)	2,316	85,785
Neurocrine Biosciences, Inc.(a)	3,505	343,981
NextCure, Inc.(a)	521	16,891
Novavax, Inc.(a)	1,525	27,648
OPKO Health, Inc.(a)(b)	16,728	37,136
Oyster Point Pharma, Inc.(a)	333	9,790
Palatin Technologies, Inc.(a)(b)	9,667	4,684
PDL BioPharma, Inc.(a)(b)	4,251	14,411
Pfenex, Inc.(a)	1,408	8,096
Pieris Pharmaceuticals, Inc.(a)(b)	1,775	4,704
PolarityTE, Inc.	282	290
Portola Pharmaceuticals, Inc.(a)(b)	2,716	19,229
Precigen, Inc.(a)(b)	2,222	7,999
Precision BioSciences, Inc.(a)	1,437	9,887
Prevail Therapeutics, Inc.(a)	791	11,430
Principia Biopharma, Inc.(a)	759	47,195
Progenics Pharmaceuticals, Inc.(a)	2,297	9,050
Protagonist Therapeutics, Inc.(a)	857	5,785
Prothena Corp. PLC(a)	1,072	12,028
PTC Therapeutics, Inc.(a)	2,229	113,501
Puma Biotechnology, Inc.(a)	955	9,598
Radius Health, Inc.(a)	1,660	26,045
Recro Pharma, Inc.(a)	902	7,631
Regeneron Pharmaceuticals, Inc.(a)	3,114	1,637,590
REGENXBIO, Inc.(a)	1,239	49,337

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Replimune Group, Inc.(a)	874	$15,811
Retrophin, Inc.(a)	1,474	22,434
Revolution Medicines, Inc.(a)	636	19,888
Rhythm Pharmaceuticals, Inc.(a)	866	16,315
Rigel Pharmaceuticals, Inc.(a)	5,790	10,364
Rocket Pharmaceuticals, Inc.(a)	1,295	19,166
Rubius Therapeutics, Inc.(a)(b)	1,723	10,424
Sage Therapeutics, Inc.(a)	1,808	70,476
Sangamo Therapeutics, Inc.(a)	4,375	35,656
Sarepta Therapeutics, Inc.(a)	2,698	318,040
Savara, Inc.(a)	756	1,822
Scholar Rock Holding Corp.(a)	553	9,086
Seattle Genetics, Inc.(a)	4,429	607,792
Seres Therapeutics, Inc.(a)	199	732
Solid Biosciences, Inc.(a)	285	661
Sorrento Therapeutics, Inc.(a)(b)	4,352	9,879
Spectrum Pharmaceuticals, Inc.	4,590	13,311
SpringWorks Therapeutics, Inc.(a)(b)	476	14,404
Stemline Therapeutics, Inc.(a)	1,839	9,618
Stoke Therapeutics, Inc.(a)	449	9,442
Syndax Pharmaceuticals, Inc.(a)	893	16,074
Synlogic, Inc.(a)(b)	1,296	2,696
Syros Pharmaceuticals, Inc.(a)(b)	750	6,323
TCR2 Therapeutics, Inc.(a)(b)	664	6,335
TG Therapeutics, Inc.(a)(b)	3,494	41,089
Tocagen, Inc.(a)(b)	1,244	1,455
Translate Bio, Inc.(a)(b)	1,171	15,036
Turning Point Therapeutics, Inc.(a)(b)	1,005	51,768
Twist Bioscience Corp.(a)	953	31,173
Tyme Technologies, Inc.(a)	7,772	12,591
Ultragenyx Pharmaceutical, Inc.(a)(b)	2,045	123,579
United Therapeutics Corp.(a)	1,660	181,870
UNITY Biotechnology, Inc.(a)	1,493	9,690
UroGen Pharma Ltd.(a)	839	18,634
Vanda Pharmaceuticals, Inc.(a)	1,628	18,722
VBI Vaccines, Inc.(a)	9,724	11,863
Veracyte, Inc.(a)(b)	1,670	45,040
Vericel Corp.(a)	1,620	23,490
Vertex Pharmaceuticals, Inc.(a)	9,870	2,479,344
Viela Bio, Inc.(a)	332	13,489
Viking Therapeutics, Inc.(a)(b)	2,199	12,666
Vir Biotechnology, Inc.(a)	263	8,024
Voyager Therapeutics, Inc.(a)	667	7,210
X4 Pharmaceuticals, Inc.(a)	1,130	10,520
XBiotech, Inc.(a)(b)	663	10,489
Xencor, Inc.(a)	1,761	51,474
Y-mAbs Therapeutics, Inc.(a)	811	27,233
ZIOPHARM Oncology, Inc.(a)	9,111	25,511

		32,031,047

Building Products — 0.5%
AAON, Inc.	1,548	73,747
Advanced Drainage Systems, Inc.	1,656	67,134
Allegion PLC	3,554	357,319

Security	Shares	Value

Building Products (continued)
Ameresco, Inc., Class A(a)	824	$14,881
American Woodmark Corp.(a)(b)	609	31,309
AO Smith Corp.	5,257	222,792
Apogee Enterprises, Inc.	840	17,170
Armstrong Flooring, Inc.(a)	377	792
Armstrong World Industries, Inc.	1,939	149,458
Builders FirstSource, Inc.(a)	4,108	75,382
Caesarstone Ltd.	516	5,062
Carrier Global Corp.(a)	31,190	552,375
Cornerstone Building Brands, Inc.(a)	1,292	6,886
CSW Industrials, Inc.	651	43,122
Fortune Brands Home & Security, Inc.	5,358	258,256
Gibraltar Industries, Inc.(a)	1,147	53,106
Griffon Corp.	1,493	24,500
Insteel Industries, Inc.	524	9,207
JELD-WEN Holding, Inc.(a)	2,185	27,749
Johnson Controls International PLC	29,189	849,692
Lennox International, Inc.	1,372	256,125
Masco Corp.	10,309	423,081
Masonite International Corp.	824	48,682
Owens Corning	4,319	187,272
Patrick Industries, Inc.	762	31,410
PGT Innovations, Inc.(a)	1,672	17,288
Quanex Building Products Corp.	1,001	12,482
Resideo Technologies, Inc.(a)(b)	5,039	25,850
Simpson Manufacturing Co., Inc.	1,608	115,937
Trane Technologies PLC	9,082	793,948
Trex Co., Inc.(a)	2,259	215,102
UFP Industries, Inc.	2,263	93,055

		5,060,171

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,796	125,648
Ameriprise Financial, Inc.	4,761	547,229
Ares Management Corp., Class A	2,718	91,189
Arlington Asset Investment Corp., Class A(a)	839	2,374
Artisan Partners Asset Management, Inc., Class A	1,678	49,400
AssetMark Financial Holdings(a)	403	9,668
Associated Capital Group, Inc., Class A	82	3,138
B. Riley Financial, Inc.	660	13,127
Bank of New York Mellon Corp.	30,563	1,147,335
BGC Partners, Inc., Class A	10,824	33,500
BlackRock, Inc.(f)	4,502	2,260,184
Blucora, Inc.	1,592	22,399
BrightSphere Investment Group PLC(a)	2,330	17,265
Cboe Global Markets, Inc.	4,240	421,371
Charles Schwab Corp.	43,840	1,653,645
CME Group, Inc.	13,505	2,406,726
Cohen & Steers, Inc.	805	46,481
Cowen, Inc., Class A	773	8,464
Diamond Hill Investment Group, Inc.	101	11,066
Donnelley Financial Solutions, Inc.(a)	1,284	9,348

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
E*Trade Financial Corp.	8,505	$345,388
Eaton Vance Corp.	4,040	148,268
Evercore, Inc., Class A	1,624	83,798
FactSet Research Systems, Inc.	1,422	391,050
Federated Hermes, Inc.	3,978	90,579
Focus Financial Partners, Inc., Class A(a)	959	22,882
Franklin Resources, Inc.	10,919	205,714
GAIN Capital Holdings, Inc.	726	4,748
GAMCO Investors, Inc., Class A	133	1,721
Goldman Sachs Group, Inc.	12,145	2,227,636
Greenhill & Co., Inc.	768	8,195
Hamilton Lane, Inc., Class A	821	53,242
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,502	70,031
Houlihan Lokey, Inc.	1,703	101,124
Intercontinental Exchange, Inc.	20,924	1,871,652
INTL. FCStone, Inc.(a)(b)	561	22,418
Invesco Ltd.	13,988	120,577
Janus Henderson Group PLC	5,861	104,912
Lazard Ltd., Class A	3,645	100,238
Legg Mason, Inc.	3,282	163,542
LPL Financial Holdings, Inc.	3,134	188,729
MarketAxess Holdings, Inc.	1,395	634,739
Moelis & Co., Class A	1,809	54,035
Moody’s Corp.	6,155	1,501,205
Morgan Stanley	44,329	1,747,892
MSCI, Inc.	3,124	1,021,548
Nasdaq, Inc.	4,332	475,090
Northern Trust Corp.	7,371	583,488
Oppenheimer Holdings, Inc., Class A	269	5,536
Piper Sandler Cos	472	25,446
PJT Partners, Inc., Class A	1,005	48,883
Pzena Investment Management, Inc., Class A	1,238	6,091
Raymond James Financial, Inc.	4,802	316,548
S&P Global, Inc.	9,312	2,727,299
Safeguard Scientifics, Inc.	589	4,176
Sculptor Capital Management, Inc.	904	13,253
SEI Investments Co.	4,909	250,163
State Street Corp.	13,598	857,218
Stifel Financial Corp.	2,494	110,434
T. Rowe Price Group, Inc.	8,797	1,017,197
TD Ameritrade Holding Corp.	10,188	400,083
Virtu Financial, Inc., Class A	2,046	47,815
Virtus Investment Partners, Inc.	267	21,699
Waddell & Reed Financial, Inc., Class A	2,763	40,202
Westwood Holdings Group, Inc.	168	3,869
WisdomTree Investments, Inc.	3,376	10,938

		27,130,848

Chemicals — 1.7%
Advanced Emissions Solutions, Inc.	1,200	8,916
AdvanSix, Inc.(a)	1,050	12,789

Security	Shares	Value

Chemicals (continued)
Air Products & Chemicals, Inc.	8,379	$1,890,135
Albemarle Corp.	4,051	248,853
American Vanguard Corp.	632	7,944
Ashland Global Holdings, Inc.	2,076	128,068
Axalta Coating Systems Ltd.(a)	8,070	159,302
Balchem Corp.	1,257	112,175
Cabot Corp.	1,967	66,662
Celanese Corp.	4,626	384,282
CF Industries Holdings, Inc.	8,468	232,870
Chase Corp.	210	19,795
Chemours Co.	5,702	66,884
Codexis, Inc.(a)	1,582	18,367
Corteva, Inc.(a)	28,755	753,093
Dow, Inc.(a)	28,644	1,050,948
DuPont de Nemours, Inc.	28,358	1,333,393
Eastman Chemical Co.	5,366	324,697
Ecolab, Inc.	9,587	1,855,084
Element Solutions, Inc.(a)	8,319	85,270
Ferro Corp.(a)	2,525	25,174
Flotek Industries, Inc.(a)(b)	1,115	1,001
FMC Corp.	4,929	452,975
FutureFuel Corp.	633	6,571
GCP Applied Technologies, Inc.(a)	1,984	33,966
Hawkins, Inc.	210	7,860
HB Fuller Co.	1,761	64,787
Huntsman Corp.	8,512	143,087
Ingevity Corp.(a)	1,501	77,932
Innospec, Inc.	862	62,512
International Flavors & Fragrances, Inc.	4,057	531,589
Intrepid Potash, Inc.	2,818	2,714
Koppers Holdings, Inc.(a)	682	10,748
Kraton Corp.(a)	1,033	16,125
Kronos Worldwide, Inc.	777	7,374
Landec Corp.(a)	899	10,024
Linde PLC	20,481	3,768,299
Livent Corp.(a)	5,602	34,732
LSB Industries, Inc.(a)	74	147
LyondellBasell Industries NV, Class A	10,195	590,800
Minerals Technologies, Inc.	1,323	58,265
Mosaic Co.	12,667	145,797
NewMarket Corp.	266	109,443
Olin Corp.	5,829	77,817
Orion Engineered Carbons SA(a)	2,251	20,507
PolyOne Corp.	3,629	84,519
PPG Industries, Inc.	9,030	820,195
PQ Group Holdings, Inc.(a)	1,043	12,224
Quaker Chemical Corp.(b)	468	71,192
Rayonier Advanced Materials, Inc.(a)	1,732	3,083
RPM International, Inc.	4,868	323,284
Scotts Miracle-Gro Co.	1,474	182,820
Sensient Technologies Corp.	2,153	102,892
Sherwin-Williams Co.	3,153	1,691,175
Stepan Co.	804	76,702
Trecora Resources(a)	733	4,325

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	681	$11,223
Trinseo SA	1,460	29,857
Tronox Holdings PLC, Class A(a)	3,493	23,822
Valvoline, Inc.	7,395	127,120
Westlake Chemical Corp.	1,293	56,181
WR Grace & Co.	2,326	109,857

		18,750,244

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.(b)	2,523	87,018
ACCO Brands Corp.	3,640	26,936
ADT, Inc.	4,546	26,049
Advanced Disposal Services, Inc.(a)	2,658	85,720
BrightView Holdings, Inc.(a)(b)	1,198	15,358
Brink’s Co.	2,054	105,000
Casella Waste Systems, Inc., Class A(a)	1,808	83,855
CECO Environmental Corp.(a)	925	5,014
Cimpress PLC(a)(b)	753	54,811
Cintas Corp.	3,228	716,067
Clean Harbors, Inc.(a)	2,111	112,791
Copart, Inc.(a)	7,667	614,203
Covanta Holding Corp.	3,766	29,299
Deluxe Corp.	1,445	40,706
Ennis, Inc.	1,476	27,468
Harsco Corp.(a)	2,574	25,689
Healthcare Services Group, Inc.	2,819	71,856
Heritage-Crystal Clean, Inc.(a)	397	7,285
Herman Miller, Inc.(a)	2,044	46,072
HNI Corp.	1,510	36,753
IAA, Inc.(a)(b)	5,093	196,590
InnerWorkings, Inc.(a)(b)	4,057	7,181
Interface, Inc.	1,828	16,891
KAR Auction Services, Inc.	4,804	71,964
Kimball International, Inc., Class B	1,050	12,884
Knoll, Inc.	1,883	21,956
McGrath RentCorp	922	50,295
Mobile Mini, Inc.	1,436	41,027
MSA Safety, Inc.	1,376	154,841
Pitney Bowes, Inc.	5,809	20,506
Quad/Graphics, Inc.	1,100	4,092
Republic Services, Inc.	8,154	638,784
Rollins, Inc.	5,477	219,080
RR Donnelley & Sons Co.	2,845	4,865
SP Plus Corp.(a)	647	13,645
Steelcase, Inc., Class A	3,210	35,149
Stericycle, Inc.(a)	3,512	171,386
Sykes Enterprises, Inc.(a)	1,447	41,428
Team, Inc.(a)	945	5,831
Tetra Tech, Inc.	2,090	157,335
UniFirst Corp.(b)	604	101,563
US Ecology, Inc.(a)	1,069	35,042
Viad Corp.	784	18,792
VSE Corp.	300	5,766

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.	16,173	$1,617,623

		5,882,466

Communications Equipment — 0.9%
Acacia Communications, Inc.(a)	1,414	95,714
ADTRAN, Inc.	1,464	15,050
Applied Optoelectronics, Inc.(a)(b)	492	5,274
Arista Networks, Inc.(a)	2,259	495,399
Bel Fuse, Inc., Class B	206	1,537
CalAmp Corp.(a)	1,415	9,509
Calix, Inc.(a)	1,374	15,801
Casa Systems, Inc.(a)	501	2,570
Ciena Corp.(a)	5,881	271,996
Cisco Systems, Inc.	163,224	6,917,433
Clearfield, Inc.(a)	214	2,788
CommScope Holding Co., Inc.(a)	6,946	76,475
Comtech Telecommunications Corp.	769	14,234
Digi International, Inc.(a)	916	10,397
EchoStar Corp., Class A(a)	2,032	64,110
Extreme Networks, Inc.(a)(b)	3,777	12,842
F5 Networks, Inc.(a)	2,330	324,476
Harmonic, Inc.(a)(b)	3,609	20,932
Infinera Corp.(a)	7,530	46,422
Inseego Corp.(a)(b)	1,776	21,223
InterDigital, Inc.	1,091	63,027
Juniper Networks, Inc.	12,471	269,374
KVH Industries, Inc.(a)	368	3,415
Loral Space & Communications, Inc.(b)	436	9,592
Lumentum Holdings, Inc.(a)	2,842	229,946
Motorola Solutions, Inc.	6,506	935,628
NETGEAR, Inc.(a)	984	23,596
Plantronics, Inc.(a)	1,205	17,015
Ribbon Communications, Inc.(a)	1,319	4,808
Ubiquiti, Inc.	302	48,933
ViaSat, Inc.(a)(b)	2,264	95,994
Viavi Solutions, Inc.(a)	8,882	107,294

		10,232,804

Construction & Engineering — 0.1%
AECOM(a)	5,607	203,310
Aegion Corp.(a)	966	15,504
Arcosa, Inc.	1,861	69,359
Argan, Inc.	484	18,169
Comfort Systems USA, Inc.	1,276	42,491
Concrete Pumping Holdings, Inc.(a)	1,884	5,351
Construction Partners, Inc., Class A(a)(b)	670	12,281
Dycom Industries, Inc.(a)(b)	1,030	33,578
EMCOR Group, Inc.	2,223	141,227
Fluor Corp.	4,956	57,985
Granite Construction, Inc.	1,707	28,063
Great Lakes Dredge & Dock Corp.(a)	2,420	21,393
IES Holdings, Inc.(a)	192	3,792

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group, Inc.	4,894	$404,978
KBR, Inc.	5,578	113,010
MasTec, Inc.(a)(b)	2,132	76,539
MYR Group, Inc.(a)	480	14,400
Northwest Pipe Co.(a)	487	11,844
NV5 Global, Inc.(a)	466	21,785
Primoris Services Corp.	1,242	19,388
Quanta Services, Inc.(b)	5,402	196,417
Sterling Construction Co., Inc.	736	7,272
Tutor Perini Corp.(a)(b)	1,983	13,881
WillScot Corp.(a)	2,187	25,479

		1,557,496

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,805	110,123
Forterra, Inc.(a)(b)	880	7,181
Martin Marietta Materials, Inc.	2,396	455,791
Summit Materials, Inc., Class A(a)	3,979	60,123
United States Lime & Minerals, Inc.	114	9,131
US Concrete, Inc.(a)	548	10,511
Vulcan Materials Co.	5,022	567,335

		1,220,195

Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	1,308	35,839
American Outdoor Brands Corp.(a)	2,569	24,316
At Home Group, Inc.(a)(b)	2,006	4,714
Camping World Holdings, Inc., Class A	1,130	10,023

		74,892

Consumer Finance — 0.5%
Ally Financial, Inc.	14,574	238,868
American Express Co.	25,297	2,308,351
Capital One Financial Corp.	17,405	1,127,148
Credit Acceptance Corp.(a)(b)	369	114,969
Curo Group Holdings Corp.	395	3,681
Discover Financial Services	11,858	509,538
Elevate Credit, Inc.(a)	1,628	3,044
Encore Capital Group, Inc.(a)(b)	1,209	31,410
Enova International, Inc.(a)	1,442	23,130
Ezcorp, Inc., Class A(a)(b)	1,575	8,820
FirstCash, Inc.	1,565	112,430
Green Dot Corp., Class A(a)	1,798	54,839
I3 Verticals, Inc., Class A(a)	417	9,691
LendingClub Corp.(a)	2,109	16,176
Navient Corp.	7,525	57,341
Nelnet, Inc., Class A	589	28,360
OneMain Holdings, Inc.	2,745	66,457
PRA Group, Inc.	2,208	61,250
Regional Management Corp.(a)	217	3,459
Santander Consumer USA Holdings, Inc.	3,704	57,745
SLM Corp.	15,964	133,140
Synchrony Financial	23,509	465,243

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)	213	$14,452

		5,449,542

Containers & Packaging — 0.4%
AptarGroup, Inc.	2,409	257,956
Ardagh Group SA	343	4,267
Avery Dennison Corp.	3,193	352,475
Ball Corp.	12,273	804,986
Berry Global Group, Inc.(a)(b)	5,046	200,780
Crown Holdings, Inc.(a)	4,936	317,928
Graphic Packaging Holding Co.	11,132	148,612
Greif, Inc., Class A	807	27,349
Greif, Inc., Class B	150	5,963
International Paper Co.	15,181	519,949
Myers Industries, Inc.	958	11,841
O-I Glass, Inc.(a)	6,023	49,630
Packaging Corp. of America	3,593	347,263
Sealed Air Corp.	6,109	174,656
Silgan Holdings, Inc.	2,921	100,774
Sonoco Products Co.	3,733	182,320
UFP Technologies, Inc.(a)	191	8,213
Westrock Co.	9,767	314,400

		3,829,362

Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,551	44,576
Funko, Inc., Class A(a)(b)	475	2,033
Genuine Parts Co.	5,430	430,491
LKQ Corp.(a)	11,949	312,466
Pool Corp.	1,490	315,373
Weyco Group, Inc.	221	4,206

		1,109,145

Diversified Consumer Services — 0.2%
2U, Inc.(a)	1,992	47,310
Adtalem Global Education, Inc.(a)	1,841	58,489
American Public Education, Inc.(a)	510	13,143
Bright Horizons Family Solutions, Inc.(a)	2,193	255,375
Carriage Services, Inc.	750	11,265
Chegg, Inc.(a)	4,518	193,144
Collectors Universe, Inc.	378	8,305
frontdoor, Inc.(a)	3,303	127,859
Graham Holdings Co., Class B	162	63,182
Grand Canyon Education, Inc.(a)	1,833	157,675
H&R Block, Inc.(b)	7,298	121,512
Houghton Mifflin Harcourt Co.(a)	3,459	5,534
K12, Inc.(a)	1,743	39,583
Laureate Education, Inc., Class A(a)	4,568	43,259
Matthews International Corp., Class A	1,044	24,993
OneSpaWorld Holdings Ltd.(a)	1,738	11,314
Regis Corp.(a)(b)	1,081	13,426
Select Interior Concepts, Inc., Class A(a)	895	2,864
Service Corp. International	6,908	253,800

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc.(a)(b)	5,286	$179,988
Strategic Education, Inc.	783	124,732
WW International, Inc.(a)(b)	1,673	42,678

		1,799,430

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	74,346	13,929,467
Cannae Holdings, Inc.(a)	2,703	85,280
Equitable Holdings, Inc.	15,985	292,845
FGL Holdings	5,863	60,858
Interactive Brokers Group, Inc., Class A	2,719	111,479
Jefferies Financial Group, Inc.	9,448	129,627
Marlin Business Services Corp.	218	2,319
Morningstar, Inc.	764	119,153
On Deck Capital, Inc.(a)	1,669	2,019
PICO Holdings, Inc.	421	3,604
Voya Financial, Inc.	5,362	242,202

		14,978,853

Diversified Telecommunication Services — 1.7%
Anterix, Inc.(a)(b)	518	27,195
AT&T, Inc.	278,744	8,493,330
ATN International, Inc.	370	22,984
Bandwidth, Inc., Class A(a)(b)	591	48,202
CenturyLink, Inc.	41,859	444,543
Cincinnati Bell, Inc.(a)	1,146	16,789
Cogent Communications Holdings, Inc.	1,645	137,900
Consolidated Communications Holdings, Inc.(a)	2,166	13,581
IDT Corp., Class B	1,396	7,538
Intelsat SA(a)(b)	2,227	2,784
Iridium Communications, Inc.(a)	3,594	80,883
Ooma, Inc.(a)	719	8,383
ORBCOMM, Inc.(a)	2,610	6,890
Verizon Communications, Inc.	157,968	9,075,262
Vonage Holdings Corp.(a)	9,280	77,581

		18,463,845

Education Services — 0.0%
Perdoceo Education Corp.(a)	2,686	34,918

Electric Utilities — 1.8%
ALLETE, Inc.	2,198	126,517
Alliant Energy Corp.	9,060	439,863
American Electric Power Co., Inc.	18,815	1,563,715
Avangrid, Inc.	2,257	97,051
Duke Energy Corp.	27,667	2,342,288
Edison International	13,311	781,489
El Paso Electric Co.	1,463	99,484
Entergy Corp.	7,577	723,679
Evergy, Inc.	8,477	495,311
Eversource Energy	12,126	978,568
Exelon Corp.	37,057	1,374,074
FirstEnergy Corp.	20,270	836,543

Security	Shares	Value

Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	4,179	$164,945
IDACORP, Inc.	1,947	178,696
MGE Energy, Inc.	1,319	85,287
NextEra Energy, Inc.	18,571	4,292,129
OGE Energy Corp.	7,692	242,452
Otter Tail Corp.	1,625	72,117
PG&E Corp.(a)(b)	20,270	215,673
Pinnacle West Capital Corp.	4,306	331,519
PNM Resources, Inc.	2,950	119,445
Portland General Electric Co.	3,472	162,455
PPL Corp.	29,281	744,323
Southern Co.	39,407	2,235,559
Spark Energy, Inc., Class A	516	3,726
Unitil Corp.	767	38,588
Xcel Energy, Inc.	19,783	1,257,407

		20,002,903

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,593	137,938
Allied Motion Technologies, Inc.	178	5,130
American Superconductor Corp.(a)	1,101	6,331
AMETEK, Inc.	8,598	721,114
Atkore International Group, Inc.(a)	1,571	38,238
AZZ, Inc.	902	28,314
Bloom Energy Corp., Class A(a)(b)	2,508	19,236
Brady Corp., Class A	2,081	90,607
Eaton Corp. PLC	15,578	1,300,763
Emerson Electric Co.	23,255	1,326,233
Encore Wire Corp.	957	43,812
Energous Corp.(a)(b)	545	1,215
EnerSys	1,998	116,663
Generac Holdings, Inc.	2,297	223,820
GrafTech International Ltd.	2,430	19,732
Hubbell, Inc.	2,012	250,353
nVent Electric PLC	5,382	100,374
Plug Power, Inc.(a)(b)	12,304	51,492
Powell Industries, Inc.	401	10,173
Preformed Line Products Co.	83	4,124
Regal-Beloit Corp.	1,741	123,628
Rockwell Automation, Inc.	4,344	823,101
Sensata Technologies Holding PLC(a)	6,109	222,245
Sunrun, Inc.(a)	3,931	55,152
Thermon Group Holdings, Inc.(a)	911	13,920
TPI Composites, Inc.(a)	945	16,566
Vicor Corp.	846	44,982

		5,795,256

Electronic Equipment, Instruments & Components — 0.7%
Agilysys, Inc.(a)	963	18,865
Akoustis Technologies, Inc.(a)	1,380	12,503
Amphenol Corp., Class A	11,143	983,481
Anixter International, Inc.	1,153	107,068
Arlo Technologies, Inc.(a)	1,948	5,337
Arrow Electronics, Inc.(a)	3,059	192,472

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	3,640	$109,273
Badger Meter, Inc.	1,394	82,288
Belden, Inc.	1,568	53,610
Benchmark Electronics, Inc.	1,484	30,659
CDW Corp.	5,437	602,420
Cognex Corp.	6,270	346,355
Coherent, Inc.	981	125,440
Corning, Inc.	29,165	641,922
CTS Corp.	939	21,747
Daktronics, Inc.(a)	624	2,820
Dolby Laboratories, Inc., Class A	2,459	147,614
ePlus, Inc.	424	29,998
Fabrinet	1,353	84,901
FARO Technologies, Inc.(a)	560	30,738
Fitbit, Inc., Series A(a)	8,732	58,417
FLIR Systems, Inc.	5,240	227,416
II-VI, Inc.(a)(b)	3,566	122,742
Insight Enterprises, Inc.(a)	1,302	70,686
IntriCon Corp.(a)	198	2,614
IPG Photonics Corp.	1,403	181,450
Itron, Inc.(a)	1,232	86,018
Jabil, Inc.	5,800	164,952
KEMET Corp.	2,179	58,855
Keysight Technologies, Inc.(a)	7,145	691,422
Kimball Electronics, Inc.(a)	871	11,776
Knowles Corp.(a)	3,056	47,521
Littelfuse, Inc.	869	126,214
Mesa Laboratories, Inc.(b)	146	34,748
Methode Electronics, Inc.	2,170	65,143
MTS Systems Corp.(a)	724	15,399
Napco Security Technologies, Inc.(a)	234	4,689
National Instruments Corp.	4,974	191,101
nLight, Inc.(a)	1,181	18,613
Novanta, Inc.(a)	1,223	106,266
OSI Systems, Inc.(a)	626	45,310
PAR Technology Corp.(a)	598	11,308
PC Connection, Inc.	479	22,010
Plexus Corp.(a)	1,011	63,380
Rogers Corp.(a)	674	74,841
Sanmina Corp.(a)	2,476	68,659
ScanSource, Inc.(a)	754	19,544
SYNNEX Corp.(a)	1,635	143,161
Tech Data Corp.(a)	1,332	187,332
Trimble, Inc.(a)	9,640	333,833
TTM Technologies, Inc.(a)	3,796	43,996
Universal Display Corp.	1,637	245,746
Vishay Intertechnology, Inc.	4,898	81,258
Vishay Precision Group, Inc.(a)	235	5,433
Zebra Technologies Corp., Class A(a)	2,044	469,425

		7,730,789

Energy Equipment & Services — 0.2%
Apergy Corp.(a)(b)	2,892	26,635
Archrock, Inc.	3,980	19,144

Security	Shares	Value

Energy Equipment & Services (continued)
Baker Hughes Co.	24,762	$345,430
Cactus, Inc., Class A	1,806	32,111
Covia Holdings Corp.(a)(b)	984	640
Dril-Quip, Inc.(a)	1,277	42,307
Era Group, Inc.(a)	614	3,144
Exterran Corp.(a)	1,098	7,466
Forum Energy Technologies, Inc.(a)(b)	2,686	1,155
Frank’s International NV(a)	4,988	12,121
FTS International, Inc.(a)	1,340	549
Geospace Technologies Corp.(a)	756	4,695
Halliburton Co.	33,153	348,106
Helix Energy Solutions Group, Inc.(a)(b)	4,203	10,676
Helmerich & Payne, Inc.	3,840	75,917
KLX Energy Services Holdings, Inc.(a)(b)	879	1,143
Liberty Oilfield Services, Inc., Class A(a)	1,908	9,006
Mammoth Energy Services, Inc.(a)	259	218
Matrix Service Co.(a)	1,242	12,966
Nabors Industries Ltd.	217	3,196
National Energy Services Reunited Corp.(a)	1,333	6,812
National Oilwell Varco, Inc.(b)	15,113	191,028
Natural Gas Services Group, Inc.(a)	1,326	8,420
Newpark Resources, Inc.(a)	2,639	4,038
NexTier Oilfield Solutions Inc.(a)	5,168	11,990
Nine Energy Service, Inc.(a)	292	423
Noble Corp. PLC(a)	6,973	1,799
Oceaneering International, Inc.(a)	3,336	17,147
Oil States International, Inc.(a)	1,913	6,581
Pacific Drilling SA(a)(b)	1,781	1,141
Patterson-UTI Energy, Inc.	6,690	24,686
ProPetro Holding Corp.(a)	2,681	11,367
RigNet, Inc.(a)	264	356
RPC, Inc.(a)	2,009	6,851
Schlumberger Ltd.	53,689	903,049
SEACOR Holdings, Inc.	540	15,260
SEACOR Marine Holdings, Inc.(a)	312	976
Select Energy Services, Inc., Class A(a)	1,380	6,624
Solaris Oilfield Infrastructure, Inc., Class A	756	5,171
TETRA Technologies, Inc.(a)	3,785	1,841
Tidewater, Inc.(a)	1,293	7,448
Transocean Ltd.(a)(b)	21,175	27,104
Unit Corp.(a)(b)	1,625	549

		2,217,286

Entertainment — 1.8%
Activision Blizzard, Inc.	28,883	1,840,714
AMC Entertainment Holdings, Inc., Class A(b)	2,291	11,272
Cinemark Holdings, Inc.(a)	3,733	53,307
Electronic Arts, Inc.(a)	10,875	1,242,578
Glu Mobile, Inc.(a)	5,088	39,686
IMAX Corp.(a)	2,341	26,922

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Live Nation Entertainment, Inc.(a)	4,799	$215,331
Madison Square Garden Entertainment Corp.(a)	663	54,830
Netflix, Inc.(a)	16,070	6,746,989
Roku, Inc.(a)	3,245	393,391
Spotify Technology SA(a)	4,952	750,575
Take-Two Interactive Software, Inc.(a)	4,286	518,820
Walt Disney Co.	66,554	7,197,815
World Wrestling Entertainment, Inc., Class A	1,576	70,085
Zynga, Inc., Class A(a)	32,739	246,852

		19,409,167

Equity Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	2,748	34,048
Agree Realty Corp.	1,534	99,879
Alexander’s, Inc.	94	29,634
Alexandria Real Estate Equities, Inc.	4,587	720,572
American Assets Trust, Inc.	1,829	51,797
American Campus Communities, Inc.	5,166	182,308
American Finance Trust, Inc.	4,079	31,449
American Homes 4 Rent, Class A	9,878	238,455
American Tower Corp.	16,722	3,979,836
Americold Realty Trust	7,273	222,481
Anworth Mortgage Asset Corp.	2,687	4,622
Apartment Investment & Management Co., Class A	5,530	208,315
Apollo Commercial Real Estate Finance, Inc.	7,093	57,808
Apple Hospitality REIT, Inc.(a)	7,957	77,024
Ares Commercial Real Estate Corp.	1,122	8,696
Armada Hoffler Properties, Inc.	3,028	29,099
ARMOUR Residential REIT, Inc.	1,713	15,143
Ashford Hospitality Trust, Inc.(a)	2,782	2,288
AvalonBay Communities, Inc.	5,304	864,287
Bluerock Residential Growth REIT, Inc.	1,804	10,499
Boston Properties, Inc.	5,939	577,152
Brandywine Realty Trust	6,024	67,228
Brixmor Property Group, Inc.	10,665	122,114
Brookfield Property REIT, Inc., Class A	2,512	24,605
Camden Property Trust	3,535	311,327
Capstead Mortgage Corp.	2,469	12,814
Catchmark Timber Trust, Inc., Class A	1,412	11,098
CBL & Associates Properties, Inc.(a)(b)	4,513	1,304
Cedar Realty Trust, Inc.	1,848	1,940
Chatham Lodging Trust(a)	2,016	15,140
Cherry Hill Mortgage Investment Corp.	1,244	8,658
Chimera Investment Corp.	6,441	50,047
City Office REIT, Inc.	1,953	19,725
Clipper Realty, Inc.	393	2,083
Colony Capital, Inc.	17,406	40,208
Columbia Property Trust, Inc.	5,627	80,410
Community Healthcare Trust, Inc.	938	34,894
CoreCivic, Inc.	4,168	54,684

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.(b)	520	$6,313
CorePoint Lodging, Inc.(a)	1,425	6,199
CoreSite Realty Corp.	1,459	176,816
Corporate Office Properties Trust	4,042	106,790
Cousins Properties, Inc.	5,647	170,370
Crown Castle International Corp.	15,756	2,511,979
CubeSmart	7,453	187,816
CyrusOne, Inc.	4,247	297,927
DiamondRock Hospitality Co.(a)	8,483	52,849
Digital Realty Trust, Inc.	9,926	1,483,838
Diversified Healthcare Trust	8,842	27,499
Douglas Emmett, Inc.	6,492	197,941
Duke Realty Corp.	13,961	484,447
Easterly Government Properties, Inc.	3,700	99,567
EastGroup Properties, Inc.	1,445	153,170
Empire State Realty Trust, Inc., Class A	5,879	49,148
EPR Properties	2,734	80,434
Equinix, Inc.	3,234	2,183,597
Equity Commonwealth	4,506	152,979
Equity LifeStyle Properties, Inc.	6,483	390,990
Equity Residential	13,918	905,505
Essex Property Trust, Inc.	2,477	604,636
Extra Space Storage, Inc.	4,776	421,434
Farmland Partners, Inc.	2,041	13,389
Federal Realty Investment Trust	2,787	232,073
First Industrial Realty Trust, Inc.	4,764	179,936
Four Corners Property Trust, Inc.	3,533	79,104
Franklin Street Properties Corp.	2,880	15,667
Gaming and Leisure Properties, Inc.	7,732	218,352
Geo Group, Inc.	4,668	59,190
Getty Realty Corp.	1,530	41,555
Gladstone Commercial Corp.	2,038	32,200
Global Net Lease, Inc.	3,473	49,976
Healthcare Realty Trust, Inc.	4,888	143,658
Healthcare Trust of America, Inc., Class A	8,288	204,133
Healthpeak Properties, Inc.	19,279	503,953
Hersha Hospitality Trust(a)	1,059	5,539
Highwoods Properties, Inc.	4,145	160,867
Host Hotels & Resorts, Inc.	27,226	335,152
Hudson Pacific Properties, Inc.	5,910	145,268
Independence Realty Trust, Inc.	4,199	42,284
Industrial Logistics Properties Trust	2,854	53,341
Innovative Industrial Properties, Inc.	619	48,567
Investors Real Estate Trust	578	36,200
Invitation Homes, Inc.	20,227	478,369
Iron Mountain, Inc.	10,879	263,054
iStar, Inc.	1,888	18,918
JBG SMITH Properties	4,499	152,741
Jernigan Capital, Inc.	475	6,270
Kilroy Realty Corp.	3,983	247,982
Kimco Realty Corp.	16,343	178,302
Kite Realty Group Trust	3,058	31,283
Lamar Advertising Co., Class A	3,235	186,498

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	9,118	$95,283
Life Storage, Inc.	1,771	155,122
LTC Properties, Inc.	1,396	49,698
Macerich Co.	5,034	37,604
Mack-Cali Realty Corp.	3,138	50,804
Medical Properties Trust, Inc.	19,482	333,921
MFA Financial, Inc.(a)	15,427	26,997
Mid-America Apartment Communities, Inc.	4,296	480,808
Monmouth Real Estate Investment Corp.	3,027	41,137
National Health Investors, Inc.	1,689	92,996
National Retail Properties, Inc.	6,508	212,421
National Storage Affiliates Trust	2,746	78,206
New Residential Investment Corp.	15,174	92,410
New Senior Investment Group, Inc.	3,694	12,227
New York Mortgage Trust, Inc.	12,533	27,322
NexPoint Residential Trust, Inc.	688	20,688
Office Properties Income Trust	1,678	45,977
Omega Healthcare Investors, Inc.	8,624	251,390
One Liberty Properties, Inc.	642	10,092
Orchid Island Capital, Inc.	1,593	6,276
Outfront Media, Inc.	5,156	80,898
Paramount Group, Inc.	8,065	77,827
Park Hotels & Resorts, Inc.	8,380	79,694
Pebblebrook Hotel Trust	4,854	57,471
Pennsylvania Real Estate Investment Trust(b)	2,071	2,092
PennyMac Mortgage Investment Trust(f)	3,140	32,656
Physicians Realty Trust	6,995	107,863
Piedmont Office Realty Trust, Inc., Class A	4,983	86,455
PotlatchDeltic Corp.	2,509	88,091
Preferred Apartment Communities, Inc., Class A	2,312	17,132
Prologis, Inc.	27,881	2,487,822
PS Business Parks, Inc.	756	97,592
Public Storage	5,628	1,043,713
QTS Realty Trust, Inc., Class A(b)	2,190	136,941
Rayonier, Inc.	4,785	114,984
Realty Income Corp.	12,494	686,170
Redwood Trust, Inc.	4,274	17,523
Regency Centers Corp.	6,368	279,619
Retail Opportunity Investments Corp.	4,102	39,810
Retail Properties of America, Inc., Class A	10,116	62,719
Retail Value, Inc.	523	7,568
Rexford Industrial Realty, Inc.	4,121	167,807
RLJ Lodging Trust	6,669	61,955
RPT Realty	2,246	15,318
Ryman Hospitality Properties, Inc.	2,038	72,023
Sabra Health Care REIT, Inc.	7,898	101,252
Safehold, Inc.	457	26,396
Saul Centers, Inc.	314	10,243

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.	4,253	$1,233,030
Seritage Growth Properties, Class A(a)	1,080	11,426
Service Properties Trust	5,835	40,437
Simon Property Group, Inc.	11,761	785,282
SITE Centers Corp.	4,914	29,779
SL Green Realty Corp.	3,123	165,675
Spirit Realty Capital, Inc.	4,006	123,225
STAG Industrial, Inc.	5,667	148,759
Starwood Property Trust, Inc.	10,035	129,853
STORE Capital Corp.	8,363	167,845
Summit Hotel Properties, Inc.(a)	3,295	19,968
Sun Communities, Inc.	3,441	462,470
Sunstone Hotel Investors, Inc.	8,522	78,317
Tanger Factory Outlet Centers, Inc.	2,740	20,605
Taubman Centers, Inc.	2,348	101,199
Terreno Realty Corp.	2,449	134,254
UDR, Inc.	11,140	417,416
UMH Properties, Inc.	1,449	18,823
Uniti Group, Inc.	7,354	51,919
Universal Health Realty Income Trust	517	55,298
Urban Edge Properties	4,108	47,242
Urstadt Biddle Properties, Inc., Class A	607	8,868
Ventas, Inc.	14,234	460,470
VEREIT, Inc.	41,244	226,017
VICI Properties, Inc.	17,534	305,442
Vornado Realty Trust	6,652	291,491
Washington Prime Group, Inc.(a)	9,066	7,795
Washington Real Estate Investment Trust	3,938	91,834
Weingarten Realty Investors	4,432	80,618
Welltower, Inc.	15,759	807,334
Weyerhaeuser Co.	28,309	619,118
Whitestone REIT	1,160	7,865
WP Carey, Inc.	6,441	423,689
Xenia Hotels & Resorts, Inc.(a)	4,549	44,125

		39,018,237

Food & Staples Retailing — 1.5%
Andersons, Inc.	977	16,580
BJ’s Wholesale Club Holdings, Inc.(a)	4,369	114,949
Casey’s General Stores, Inc.	1,422	215,305
Chefs’ Warehouse, Inc.(a)	1,138	16,023
Costco Wholesale Corp.	16,804	5,091,612
Grocery Outlet Holding Corp.(a)	2,006	66,740
HF Foods Group, Inc.(a)	494	4,016
Ingles Markets, Inc., Class A(b)	575	23,477
Kroger Co.	30,433	961,987
Natural Grocers by Vitamin Cottage, Inc.	357	4,023
Performance Food Group Co.(a)	4,917	144,314
PriceSmart, Inc.(b)	847	53,818
Rite Aid Corp.(a)(b)	2,190	31,383
SpartanNash Co.	1,099	18,848
Sprouts Farmers Market, Inc.(a)	4,686	97,375
Sysco Corp.	18,008	1,013,310

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(a)	8,142	$175,053
United Natural Foods, Inc.(a)(b)	1,555	16,545
Village Super Market, Inc., Class A	168	4,037
Walgreens Boots Alliance, Inc.	28,884	1,250,388
Walmart, Inc.	53,065	6,450,051
Weis Markets, Inc.	304	15,209

		15,785,043

Food Products — 1.2%
Archer-Daniels-Midland Co.	21,390	794,425
B&G Foods, Inc.	2,207	42,860
Beyond Meat, Inc.(a)(b)	1,805	178,677
Bunge Ltd.	5,211	206,720
Cal-Maine Foods, Inc.(a)	1,156	47,986
Calavo Growers, Inc.(b)	718	41,644
Campbell Soup Co.	6,389	319,322
Conagra Brands, Inc.	18,352	613,691
Darling Ingredients, Inc.(a)	6,433	132,455
Farmer Bros Co.(a)	293	2,707
Flowers Foods, Inc.	7,215	160,750
Fresh Del Monte Produce, Inc.(b)	1,399	39,886
Freshpet, Inc.(a)	1,310	98,787
General Mills, Inc.	23,019	1,378,608
Hain Celestial Group, Inc.(a)(b)	2,981	77,029
Hershey Co.	5,495	727,703
Hormel Foods Corp.(b)	10,636	498,297
Hostess Brands, Inc.(a)	4,267	51,289
Ingredion, Inc.	2,623	212,988
J&J Snack Foods Corp.	529	67,199
J.M. Smucker Co.	4,192	481,703
John B Sanfilippo & Son, Inc.	296	24,311
Kellogg Co.	9,377	614,194
Kraft Heinz Co.	23,795	721,702
Lamb Weston Holdings, Inc.	5,590	343,002
Lancaster Colony Corp.	735	98,953
Limoneira Co.(a)	296	3,952
McCormick & Co., Inc.	4,666	731,815
Mondelez International, Inc., Class A	54,194	2,787,739
Pilgrim’s Pride Corp.	2,023	44,506
Post Holdings, Inc.(a)	2,565	235,595
Sanderson Farms, Inc.	727	98,974
Seneca Foods Corp., Class A(a)	168	6,045
Simply Good Foods Co.(a)	2,958	55,758
Tootsie Roll Industries, Inc.	886	31,125
TreeHouse Foods, Inc.(a)	2,206	114,116
Tyson Foods, Inc., Class A	11,044	686,826

		12,773,339

Gas Utilities — 0.2%
Atmos Energy Corp.	4,610	470,082
Chesapeake Utilities Corp.	684	60,110
National Fuel Gas Co.	3,123	128,043
New Jersey Resources Corp.	3,812	128,769
Northwest Natural Holding Co.	1,112	72,391

Security	Shares	Value

Gas Utilities (continued)
ONE Gas, Inc.	2,003	$159,659
RGC Resources, Inc.	723	17,981
South Jersey Industries, Inc.	3,650	104,353
Southwest Gas Holdings, Inc.	2,085	158,043
Spire, Inc.	1,912	139,500
UGI Corp.	8,084	243,975

		1,682,906

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	65,607	6,041,749
ABIOMED, Inc.(a)	1,698	324,742
Accuray, Inc.(a)	2,245	5,018
Align Technology, Inc.(a)	2,976	639,394
Alphatec Holdings, Inc.(a)(b)	1,750	7,927
AngioDynamics, Inc.(a)	1,227	12,798
Anika Therapeutics, Inc.(a)	494	16,416
Antares Pharma, Inc.(a)(b)	4,962	16,077
Apyx Medical Corp.(a)	1,544	5,250
AtriCure, Inc.(a)	1,590	68,561
Atrion Corp.	52	32,855
Avanos Medical, Inc.(a)	1,913	59,399
Axogen, Inc.	1,488	14,508
Axonics Modulation Technologies, Inc.(a)(b)	741	23,868
Baxter International, Inc.	18,385	1,632,220
Becton Dickinson & Co.(b)	10,201	2,576,058
BioLife Solutions, Inc.(a)	685	7,487
BioSig Technologies, Inc.(a)(b)	1,755	13,619
Boston Scientific Corp.(a)	52,919	1,983,404
Cantel Medical Corp.	1,281	47,397
Cardiovascular Systems, Inc.(a)	1,273	53,466
Cerus Corp.(a)	6,213	38,210
CONMED Corp.	990	73,171
Cooper Cos., Inc.(b)	1,873	536,989
CryoLife, Inc.(a)	1,534	34,254
CryoPort, Inc.(a)	1,340	25,246
Cutera, Inc.(a)	449	6,039
CytoSorbents Corp.(a)(b)	805	6,891
Danaher Corp.	23,441	3,831,666
DENTSPLY SIRONA, Inc.	8,690	368,804
DexCom, Inc.(a)	3,444	1,154,429
Edwards Lifesciences Corp.(a)	7,904	1,719,120
ElectroCore, Inc.(a)(b)	2,295	2,203
Envista Holdings Corp.(a)	5,244	102,101
GenMark Diagnostics, Inc.(a)	2,043	25,558
Glaukos Corp.(a)	1,369	50,229
Globus Medical, Inc., Class A(a)	2,933	139,200
Haemonetics Corp.(a)	1,933	219,937
Hill-Rom Holdings, Inc.	2,539	285,612
Hologic, Inc.(a)	10,022	502,102
ICU Medical, Inc.(a)	735	161,193
IDEXX Laboratories, Inc.(a)	3,226	895,538
Inogen, Inc.(a)	590	29,500
Insulet Corp.(a)(b)	2,253	449,969

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)	1,219	$90,767
Integra LifeSciences Holdings Corp.(a)	2,821	144,012
Intuitive Surgical, Inc.(a)	4,368	2,231,524
Invacare Corp.	859	6,460
iRhythm Technologies, Inc.(a)	1,011	106,802
Lantheus Holdings, Inc.(a)	1,418	18,505
LeMaitre Vascular, Inc.	408	11,624
LivaNova PLC(a)	1,753	93,119
Masimo Corp.	1,786	382,043
Medtronic PLC	51,164	4,995,141
Meridian Bioscience, Inc.(a)	1,421	17,052
Merit Medical Systems, Inc.(a)	1,975	80,619
Natus Medical, Inc.(a)	1,203	30,063
Neogen Corp.(a)	1,891	118,358
Neuronetics, Inc.(a)	408	1,020
Nevro Corp.(a)	1,085	127,639
Novocure Ltd.(a)	3,308	217,666
NuVasive, Inc.(a)	1,884	114,698
Ocular Therapeutix, Inc.(a)(b)	1,510	8,698
OraSure Technologies, Inc.(a)	2,564	40,870
Orthofix Medical, Inc.(a)	536	19,001
OrthoPediatrics Corp.(a)	331	16,169
Penumbra, Inc.(a)(b)	1,195	211,897
Pulse Biosciences, Inc.(a)(b)	649	7,288
Quidel Corp.(a)	1,335	185,565
ResMed, Inc.	5,401	838,883
Rockwell Medical, Inc.(a)	732	1,706
RTI Surgical Holdings, Inc.(a)	1,373	3,714
SeaSpine Holdings Corp.(a)	1,292	13,308
Senseonics Holdings, Inc.(a)(b)	2,026	1,155
Shockwave Medical, Inc.(a)	939	37,673
SI-BONE, Inc.(a)	753	12,176
Sientra, Inc.(a)	705	1,621
Silk Road Medical, Inc.(a)(b)	496	20,772
STAAR Surgical Co.(a)	1,870	71,658
STERIS PLC	3,187	454,147
Stryker Corp.	13,065	2,435,708
Surmodics, Inc.(a)	407	15,507
Tactile Systems Technology, Inc.(a)	698	36,031
Tandem Diabetes Care, Inc.(a)	2,161	172,405
Teleflex, Inc.	1,756	588,962
TransEnterix, Inc.(a)(b)	366	152
TransMedics Group, Inc.(a)(b)	636	11,505
Utah Medical Products, Inc.	90	7,470
Vapotherm, Inc.(a)	796	16,143
Varex Imaging Corp.(a)	1,195	31,225
Varian Medical Systems, Inc.(a)	3,509	401,359
ViewRay, Inc.(a)	1,473	3,064
West Pharmaceutical Services, Inc.	2,795	528,982
Wright Medical Group NV(a)	4,851	141,261
Zimmer Biomet Holdings, Inc.	7,831	937,371

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zynex, Inc.	746	$13,174

		40,313,906

Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.(a)(b)	845	20,846
Acadia Healthcare Co., Inc.(a)	3,502	84,083
Addus HomeCare Corp.(a)	451	36,540
Amedisys, Inc.(a)	1,185	218,230
American Renal Associates Holdings, Inc.(a)(b)	551	4,121
AmerisourceBergen Corp.	5,676	508,910
AMN Healthcare Services, Inc.(a)	1,836	86,255
Anthem, Inc.	9,669	2,714,378
Apollo Medical Holdings, Inc.(a)	171	2,657
BioTelemetry, Inc.(a)	1,706	79,687
Brookdale Senior Living, Inc.(a)	5,904	21,313
Cardinal Health, Inc.	11,259	557,095
Catasys, Inc.(a)(b)	667	20,303
Centene Corp.(a)(b)	22,016	1,465,825
Chemed Corp.	591	246,193
Cigna Corp.(a)	13,977	2,736,417
Community Health Systems, Inc.(b)	2,135	6,469
CorVel Corp.(a)	279	14,701
Covetrus, Inc.(a)(b)	3,537	42,055
Cross Country Healthcare, Inc.(a)	730	4,592
CVS Health Corp.	49,483	3,045,679
DaVita, Inc.(a)	3,352	264,842
Encompass Health Corp.	3,618	239,693
Ensign Group, Inc.	1,929	72,164
Genesis Healthcare, Inc.(a)	1,147	998
Guardant Health, Inc.(a)(b)	1,419	109,206
Hanger, Inc.(a)	1,491	27,375
HCA Healthcare, Inc.(a)	10,272	1,128,687
HealthEquity, Inc.(a)	2,659	149,622
Henry Schein, Inc.(a)	5,668	309,246
Humana, Inc.	5,030	1,920,555
Joint Corp.(a)(b)	581	7,030
Laboratory Corp. of America Holdings(a)	3,678	604,847
LHC Group, Inc.(a)	1,107	143,899
Magellan Health, Inc.(a)	795	48,280
McKesson Corp.	6,197	875,326
MEDNAX, Inc.(a)	2,875	41,745
Molina Healthcare, Inc.(a)	2,302	377,459
National HealthCare Corp.	696	47,586
National Research Corp., Class A	477	24,608
Option Care Health, Inc.(a)(b)	935	13,371
Owens & Minor, Inc.	3,579	25,339
Patterson Cos., Inc.	3,237	59,172
Pennant Group Inc.(a)	813	16,089
PetIQ, Inc.(a)(b)	874	24,996
Premier, Inc., Class A(a)	2,254	74,743
Progyny, Inc.(a)(b)	584	13,683
Providence Service Corp.(a)	356	20,652

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	5,040	$554,954
R1 RCM, Inc.(a)	3,484	35,955
RadNet, Inc.(a)	1,424	20,107
Select Medical Holdings Corp.(a)	4,151	70,858
Surgery Partners, Inc.(a)	732	8,638
Tenet Healthcare Corp.(a)	3,666	73,980
Tivity Health, Inc.(a)(b)	1,912	17,151
Triple-S Management Corp., Class B(a)	753	12,748
U.S. Physical Therapy, Inc.	407	30,729
UnitedHealth Group, Inc.	35,989	10,525,703
Universal Health Services, Inc., Class B(a)	3,009	318,021

		30,226,406

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.	5,814	37,791
Castlight Health, Inc., Class B(a)(b)	3,258	2,388
Cerner Corp.	11,955	829,558
Change Healthcare, Inc.(a)(b)	9,480	110,347
Computer Programs & Systems, Inc.	440	10,573
Evolent Health, Inc., Class A(a)(b)	2,102	15,156
Health Catalyst, Inc.(a)(b)	872	23,256
HealthStream, Inc.	776	17,712
HMS Holdings Corp.(a)	3,400	97,495
Inovalon Holdings, Inc., Class A(a)	2,969	51,958
Inspire Medical Systems, Inc.(a)	545	39,055
Livongo Health, Inc.(a)	1,937	77,499
NextGen Healthcare, Inc.(a)	1,626	17,154
Omnicell, Inc.(a)	1,546	112,704
OptimizeRx Corp.(a)	178	1,657
Phreesia, Inc.(a)	1,206	30,620
Schrodinger, Inc.(a)(b)	647	30,021
Simulations Plus, Inc.	408	15,524
Tabula Rasa HealthCare, Inc.(a)(b)	778	49,279
Teladoc Health, Inc.(a)(b)	2,736	450,318
Veeva Systems, Inc., Class A(a)	4,979	949,993
Vocera Communications, Inc.(a)	1,222	23,169

		2,993,227

Hotels, Restaurants & Leisure — 1.8%
Aramark	9,683	264,443
BBX Capital Corp.	1,864	3,952
Biglari Holdings, Inc., Class B	20	1,400
BJ’s Restaurants, Inc.(a)	673	14,712
Bloomin’ Brands, Inc.	3,149	37,945
Boyd Gaming Corp.(a)	3,025	50,487
Braemar Hotels & Resorts, Inc.(a)	837	2,620
Brinker International, Inc.(a)	1,312	30,543
Caesars Entertainment Corp.(a)	22,304	215,457
Carnival Corp.(a)(b)	17,602	279,872
Carrols Restaurant Group, Inc.(a)(b)	896	3,270
Century Casinos, Inc.(a)	1,395	6,326
Cheesecake Factory, Inc.	1,393	31,050
Chipotle Mexican Grill, Inc.(a)	974	855,708
Choice Hotels International, Inc.(a)(b)	1,185	88,934

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	1,370	$137,301
Chuy’s Holdings, Inc.(a)	546	9,151
Cracker Barrel Old Country Store, Inc.	960	93,504
Darden Restaurants, Inc.(a)	4,951	365,334
Dave & Buster’s Entertainment, Inc.(a)	1,043	15,270
Del Taco Restaurants, Inc.(a)	678	3,987
Denny’s Corp.(a)	1,915	21,582
Dine Brands Global, Inc.	553	24,548
Domino’s Pizza, Inc.	1,561	564,973
Dunkin’ Brands Group, Inc.	3,213	201,905
El Pollo Loco Holdings, Inc.(a)	399	4,880
Eldorado Resorts, Inc.(a)	2,294	49,183
Everi Holdings, Inc.(a)	2,001	9,905
Extended Stay America, Inc.	7,132	77,525
Fiesta Restaurant Group, Inc.(a)(b)	813	5,915
Golden Entertainment, Inc.	589	5,560
Hilton Grand Vacations, Inc.(a)	2,971	61,203
Hilton Worldwide Holdings, Inc.(a)	10,468	792,532
Hyatt Hotels Corp., Class A	1,279	71,957
International Game Technology PLC	3,361	25,342
Jack in the Box, Inc.	982	59,215
Las Vegas Sands Corp.(a)	12,925	620,658
Lindblad Expeditions Holdings, Inc.(a)	684	4,569
Marcus Corp.	914	13,290
Marriott International, Inc., Class A	10,492	954,142
Marriott Vacations Worldwide Corp.	1,509	125,247
McDonald’s Corp.	28,702	5,383,347
MGM Resorts International	18,763	315,781
Monarch Casino & Resort, Inc.(a)(b)	228	7,602
Nathan’s Famous, Inc.	78	4,389
Noodles & Co.(a)	1,836	11,475
Norwegian Cruise Line Holdings Ltd.(a)	8,526	139,826
Papa John’s International, Inc.	906	65,159
Penn National Gaming, Inc.(a)(b)	4,143	73,828
Planet Fitness, Inc., Class A	3,101	187,083
PlayAGS, Inc.(a)(b)	1,281	5,624
Potbelly Corp.(a)(b)	715	2,467
RCI Hospitality Holdings, Inc.	294	3,684
Red Robin Gourmet Burgers, Inc.(a)	441	6,452
Red Rock Resorts, Inc., Class A(b)	2,802	30,710
Royal Caribbean Cruises Ltd.	6,593	308,355
Ruth’s Hospitality Group, Inc.(a)	865	9,736
Scientific Games Corp., Class A(a)	2,471	31,159
SeaWorld Entertainment, Inc.(a)	1,800	26,442
Shake Shack, Inc., Class A(a)	1,032	56,254
Six Flags Entertainment Corp.(a)	2,839	56,808
Starbucks Corp.	45,028	3,454,998
Target Hospitality Corp.(a)	2,425	4,898
Texas Roadhouse, Inc.(a)	2,602	122,528
Twin River Worldwide Holdings, Inc.	985	15,543
Vail Resorts, Inc.	1,533	262,143
Wendy’s Co.	6,902	137,074
Wingstop, Inc.	1,065	124,893
Wyndham Destinations, Inc.	3,364	86,017

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	3,606	$135,982
Wynn Resorts Ltd.	3,797	324,757
Yum China Holdings, Inc.	13,836	670,493
Yum! Brands, Inc.	11,516	995,328

		19,266,232

Household Durables — 0.4%
Bassett Furniture Industries, Inc.	182	1,245
Beazer Homes USA, Inc.(a)	1,012	7,124
Cavco Industries, Inc.(a)	333	51,508
Century Communities, Inc.(a)	1,295	27,739
D.R. Horton, Inc.	12,731	601,158
Ethan Allen Interiors, Inc.	842	9,523
Flexsteel Industries, Inc.	220	2,112
Garmin Ltd.	5,481	444,838
GoPro, Inc., Class A(a)	3,401	11,972
Green Brick Partners, Inc.(a)	414	3,689
Hamilton Beach Brands Holding Co., Class A	190	2,506
Helen of Troy Ltd.(a)	978	160,666
Hooker Furniture Corp.	333	4,992
Installed Building Products, Inc.(a)	876	43,196
iRobot Corp.(a)(b)	976	59,497
KB Home	3,677	96,484
La-Z-Boy, Inc.	1,540	36,113
Leggett & Platt, Inc.	4,873	171,188
Lennar Corp., Class A	10,030	502,202
Lennar Corp., Class B	1,295	49,404
LGI Homes, Inc.(a)(b)	762	46,162
Lifetime Brands, Inc.	464	2,645
Lovesac Co.(a)	313	3,734
M/I Homes, Inc.(a)	1,039	26,453
MDC Holdings, Inc.	1,916	56,043
Meritage Homes Corp.(a)	1,253	65,858
Mohawk Industries, Inc.(a)	2,287	200,616
NACCO Industries, Inc., Class A	95	3,339
Newell Brands, Inc.	14,487	201,080
NVR, Inc.(a)	122	378,200
PulteGroup, Inc.	9,722	274,841
Skyline Champion Corp.	1,829	36,050
Sonos, Inc.(a)	2,382	24,344
Taylor Morrison Home Corp., Class A(a)	4,349	63,278
Tempur Sealy International, Inc.(a)	1,917	103,039
Toll Brothers, Inc.	4,605	110,612
TopBuild Corp.(a)(b)	1,232	114,810
TRI Pointe Group, Inc.(a)	5,257	60,350
Tupperware Brands Corp.	1,723	5,548
Universal Electronics, Inc.(a)	483	19,938
Whirlpool Corp.	2,314	258,566

Security	Shares	Value

Household Durables (continued)
ZAGG, Inc.(a)(b)	1,068	$3,524

		4,346,186

Household Products — 1.6%
Central Garden & Pet Co.(a)	682	22,465
Central Garden & Pet Co., Class A(a)	1,246	37,891
Church & Dwight Co., Inc.	9,442	660,846
Clorox Co.	4,794	893,793
Colgate-Palmolive Co.	32,051	2,252,224
Energizer Holdings, Inc.	2,281	88,868
Kimberly-Clark Corp.	12,988	1,798,578
Oil-Dri Corp. of America	141	5,272
Procter & Gamble Co.	92,752	10,932,678
Reynolds Consumer Products, Inc.	1,719	55,747
Spectrum Brands Holdings, Inc.	1,853	79,790
WD-40 Co.	520	90,626

		16,918,778

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	25,592	339,094
Atlantic Power Corp.(a)	4,381	8,718
Clearway Energy, Inc., Class A	2,467	46,133
Clearway Energy, Inc., Class C	2,114	42,343
NRG Energy, Inc.	9,656	323,766
Ormat Technologies, Inc.	1,497	93,428
Sunnova Energy International, Inc.(a)	899	11,327
TerraForm Power, Inc., Class A	3,281	56,827
Vistra Energy Corp.	16,147	315,512
Vivint Solar, Inc.(a)(b)	1,711	10,848

		1,247,996

Industrial Conglomerates — 1.0%
3M Co.	21,338	3,241,669
BWX Technologies, Inc.	3,650	193,669
Carlisle Cos., Inc.	2,142	259,096
General Electric Co.	330,517	2,247,516
Honeywell International, Inc.	27,413	3,889,905
Raven Industries, Inc.	1,286	28,639
Roper Technologies, Inc.	3,902	1,330,699
Seaboard Corp.	12	36,133

		11,227,326

Insurance — 2.1%
Aflac, Inc.	27,658	1,029,984
Alleghany Corp.	551	294,074
Allstate Corp.	12,053	1,226,031
Ambac Financial Group, Inc.(a)	1,699	29,223
American Equity Investment Life Holding Co.	2,793	58,709
American Financial Group, Inc.	2,886	191,169
American International Group, Inc.	33,183	843,844
American National Insurance Co.	327	26,323
AMERISAFE, Inc.	360	22,921
Aon PLC	8,745	1,509,999
Arch Capital Group Ltd.(a)	14,883	357,638

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Argo Group International Holdings Ltd.	1,168	$41,300
Arthur J Gallagher & Co.	7,172	563,002
Assurant, Inc.	2,342	248,814
Assured Guaranty Ltd.	3,485	103,609
Athene Holding Ltd., Class A(a)	5,208	140,616
Axis Capital Holdings Ltd.	3,407	124,696
Benefytt Technologies, Inc.(a)	348	9,093
Brighthouse Financial, Inc.(a)	4,012	103,148
Brown & Brown, Inc.	8,978	322,400
BRP Group, Inc., Class A(a)	869	8,707
Chubb Ltd.	17,225	1,860,472
Cincinnati Financial Corp.	5,800	381,640
Citizens, Inc.(a)	1,392	7,739
CNA Financial Corp.	1,232	38,907
CNO Financial Group, Inc.	6,029	84,768
eHealth, Inc.(a)	840	89,628
Employers Holdings, Inc.	823	24,994
Enstar Group Ltd.(a)	414	59,873
Erie Indemnity Co., Class A	908	161,678
Everest Re Group Ltd.	1,610	278,739
FBL Financial Group, Inc., Class A	309	12,076
FedNat Holding Co.	339	4,109
Fidelity National Financial, Inc.	9,979	269,932
First American Financial Corp.	3,986	183,834
Genworth Financial, Inc., Class A(a)	17,722	64,331
Global Indemnity Ltd.	223	5,484
Globe Life, Inc.(a)	4,108	338,253
Goosehead Insurance, Inc., Class A	331	18,582
Greenlight Capital Re Ltd., Class A(a)	1,310	8,541
Hallmark Financial Services, Inc.(a)	138	596
Hanover Insurance Group, Inc.	1,478	148,362
Hartford Financial Services Group, Inc.	13,723	521,337
HCI Group, Inc.	211	8,788
Heritage Insurance Holdings, Inc.	585	6,634
Hilltop Holdings, Inc.	2,641	50,971
Horace Mann Educators Corp.	1,105	38,852
Independence Holding Co.	268	7,413
Investors Title Co.	51	6,829
James River Group Holdings Ltd.	854	30,300
Kemper Corp.	2,407	161,799
Kinsale Capital Group, Inc.	804	87,330
Lincoln National Corp.	7,602	269,643
Loews Corp.	9,366	324,626
Markel Corp.(a)	520	450,237
Marsh & McLennan Cos., Inc.	19,275	1,876,036
MBIA, Inc.(a)	2,769	22,540
Mercury General Corp.	1,102	45,138
MetLife, Inc.	29,688	1,071,143
National General Holdings Corp.	2,407	45,805
National Western Life Group, Inc., Class A	82	15,804
Old Republic International Corp.	11,097	176,997
Palomar Holdings, Inc.(a)(b)	746	43,641
Primerica, Inc.	1,584	164,593

Security	Shares	Value

Insurance (continued)
Principal Financial Group, Inc.	10,677	$388,750
ProAssurance Corp.	1,892	40,470
Progressive Corp.	22,172	1,713,896
Protective Insurance Corp., Class B	404	6,310
Prudential Financial, Inc.	15,162	945,654
Reinsurance Group of America, Inc.	2,427	254,058
RenaissanceRe Holdings Ltd.	1,706	249,093
RLI Corp.	1,497	109,026
Safety Insurance Group, Inc.	657	55,267
Selective Insurance Group, Inc.	2,322	116,402
State Auto Financial Corp.	431	10,814
Stewart Information Services Corp.	801	25,520
Third Point Reinsurance Ltd.(a)	2,568	19,106
Travelers Cos., Inc.	9,793	991,150
Trupanion, Inc.(a)(b)	1,160	34,696
United Fire Group, Inc.	693	19,820
United Insurance Holdings Corp.	649	5,549
Universal Insurance Holdings, Inc.	1,090	19,871
Unum Group	7,472	130,386
W.R. Berkley Corp.	5,557	300,078
Watford Holdings Ltd.(a)	939	11,597
White Mountains Insurance Group Ltd.(b)	123	119,679
Willis Towers Watson PLC	4,914	876,117

		23,167,603

Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(a)	11,419	15,377,967
Alphabet, Inc., Class C(a)	11,433	15,419,230
Cargurus, Inc.(a)(b)	3,222	73,719
Cars.com, Inc.(a)	2,829	14,654
ComScore, Inc.(a)	2,806	8,109
DHI Group, Inc.(a)(b)	2,727	7,581
Eventbrite, Inc., Class A(a)(b)	1,434	13,078
EverQuote, Inc., Class A(a)(b)	391	15,237
Facebook, Inc., Class A(a)	91,140	18,657,270
IAC/InterActiveCorp.(a)	2,821	630,437
Match Group, Inc.(b)	2,029	156,152
Meet Group, Inc.(a)	2,551	15,740
QuinStreet, Inc.(a)	1,844	18,735
TripAdvisor, Inc.	3,844	76,765
TrueCar, Inc.(a)(b)	2,993	7,662
Twitter, Inc.(a)	29,059	833,412
Yelp, Inc.(a)	2,466	55,115
Zillow Group, Inc., Class A(a)	1,985	86,427
Zillow Group, Inc., Class C(a)(b)	4,938	217,075

		51,684,365

Internet & Direct Marketing Retail — 4.1%
1-800-Flowers.com, Inc., Class A(a)	740	14,201
Amazon.com, Inc.(a)	15,951	39,462,774
Booking Holdings, Inc.(a)	1,599	2,367,431
Duluth Holdings, Inc., Class B(a)	128	513
eBay, Inc.	28,676	1,142,165

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Etsy, Inc.(a)	4,482	$290,747
Expedia Group, Inc.	5,146	365,263
Gaia, Inc.(b)	430	3,909
Groupon, Inc.(a)	16,411	20,021
GrubHub, Inc.(a)	3,498	167,169
Lands’ End, Inc.(a)(b)	215	1,830
Liberty TripAdvisor Holdings, Inc., Series A(a)	2,921	6,864
Liquidity Services, Inc.(a)	954	4,770
PetMed Express, Inc.	619	24,494
Quotient Technology, Inc.(a)	2,789	20,025
Qurate Retail, Inc., Series A(a)(b)	15,045	121,187
RealReal, Inc.(a)(b)	2,266	26,603
Rubicon Project, Inc.(a)(b)	3,427	24,572
Shutterstock, Inc.	702	26,676
Stamps.com, Inc.(a)	603	95,437
Stitch Fix, Inc., Class A(a)(b)	1,570	25,199
Waitr Holdings, Inc.(a)	3,793	5,083
Wayfair, Inc., Class A(a)	2,409	298,812

		44,515,745

IT Services — 5.3%
Accenture PLC, Class A	24,278	4,496,043
Akamai Technologies, Inc.(a)	6,027	588,898
Alliance Data Systems Corp.	1,418	70,999
Amdocs Ltd.	5,029	324,069
Automatic Data Processing, Inc.	16,583	2,432,560
Black Knight, Inc.(a)(b)	5,480	386,724
Booz Allen Hamilton Holding Corp.	5,152	378,363
Brightcove, Inc.(a)	2,245	17,511
Broadridge Financial Solutions, Inc.	4,327	501,932
CACI International, Inc., Class A(a)	922	230,629
Cardtronics PLC, Class A(a)(b)	1,379	31,579
Cass Information Systems, Inc.	434	17,408
Cognizant Technology Solutions Corp., Class A	20,999	1,218,362
Conduent, Inc.(a)	7,311	18,424
CoreLogic, Inc.	3,133	120,370
CSG Systems International, Inc.	1,261	61,259
DXC Technology Co.	9,913	179,723
Endurance International Group Holdings, Inc.(a)	2,163	5,548
EPAM Systems, Inc.(a)	1,982	437,804
Euronet Worldwide, Inc.(a)	1,992	182,786
EVERTEC, Inc.	2,309	58,510
Evo Payments, Inc., Class A(a)	1,354	26,958
Exela Technologies, Inc.(a)(b)	1,789	635
ExlService Holdings, Inc.(a)	1,373	84,755
Fidelity National Information Services, Inc.	23,240	3,065,124
Fiserv, Inc.(a)	21,507	2,216,511
FleetCor Technologies, Inc.(a)	3,261	786,716
Gartner, Inc.	3,364	399,677
Genpact Ltd.	7,121	245,176

Security	Shares	Value

IT Services (continued)
Global Payments, Inc.	11,353	$1,884,825
GoDaddy, Inc., Class A(a)	6,605	458,585
GTT Communications, Inc.(a)(b)	540	6,134
Hackett Group, Inc.	467	6,926
International Business Machines Corp.	33,794	4,243,175
Jack Henry & Associates, Inc.	2,921	477,729
Leidos Holdings, Inc.	5,051	499,089
Limelight Networks, Inc.(a)	3,256	16,508
LiveRamp Holdings, Inc.(a)	2,441	92,416
ManTech International Corp., Class A	1,047	78,064
Mastercard, Inc., Class A	33,780	9,288,486
MAXIMUS, Inc.	2,449	164,867
MongoDB, Inc.(a)(b)	1,613	261,516
NIC, Inc.	2,423	58,709
Okta, Inc.(a)	3,986	603,082
Paychex, Inc.	12,225	837,657
PayPal Holdings, Inc.(a)	44,768	5,506,464
Paysign, Inc.(b)	723	6,218
Perficient, Inc.(a)	1,591	55,414
Perspecta, Inc.	5,049	108,907
Sabre Corp.(a)	10,088	73,340
Science Applications International Corp.	2,163	176,630
Square, Inc., Class A(a)(b)	13,090	852,683
Switch, Inc., Class A	2,252	38,667
TTEC Holdings, Inc.	1,070	41,709
Tucows, Inc., Class A(a)	300	15,873
Twilio, Inc., Class A(a)(b)	4,692	526,912
Unisys Corp.(a)(b)	1,429	17,991
VeriSign, Inc.	3,924	822,039
Verra Mobility Corp.(a)	4,831	43,286
Virtusa Corp.(a)(b)	919	30,327
Visa, Inc., Class A	65,286	11,667,914
Western Union Co.	16,055	306,169
WEX, Inc.(a)	1,676	221,768

		58,075,132

Leisure Products — 0.1%
Brunswick Corp.	2,991	142,730
Callaway Golf Co.	3,112	44,564
Clarus Corp.	459	4,902
Escalade, Inc.	1,205	10,303
Hasbro, Inc.	4,794	346,175
Johnson Outdoors, Inc., Class A	138	9,434
Malibu Boats, Inc., Class A(a)(b)	690	23,722
MasterCraft Boat Holdings, Inc.	515	5,382
Mattel, Inc.(a)	13,569	118,322
Polaris, Inc.	2,147	152,287
Sturm Ruger & Co., Inc.	761	40,485
Vista Outdoor, Inc.(a)	2,684	27,162
YETI Holdings, Inc.(a)(b)	2,176	60,079

		985,547

Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics, Inc.(a)(b)	1,051	11,467

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)	2,504	$80,153
Agilent Technologies, Inc.	11,835	907,271
Avantor, Inc.(a)	12,089	203,216
Bio-Rad Laboratories, Inc., Class A(a)	804	353,840
Bio-Techne Corp.	1,459	328,275
Bruker Corp.	4,001	157,319
Charles River Laboratories International, Inc.(a)	1,836	265,614
Enzo Biochem, Inc.(a)	451	1,362
Fluidigm Corp.(a)	1,669	3,739
Illumina, Inc.(a)	5,594	1,784,654
IQVIA Holdings, Inc.(a)	6,729	959,488
Luminex Corp.	1,645	59,302
Medpace Holdings, Inc.(a)	1,079	86,169
Mettler-Toledo International, Inc.(a)	904	650,826
NanoString Technologies, Inc.(a)	1,383	43,924
NeoGenomics, Inc.(a)	3,694	100,994
Pacific Biosciences of California, Inc.(a)	5,309	17,546
PerkinElmer, Inc.	4,215	381,584
PPD, Inc.(a)(b)	2,497	59,678
PRA Health Sciences, Inc.(a)	2,409	232,469
QIAGEN NV	8,452	352,364
Quanterix Corp.(a)	647	16,951
Repligen Corp.(a)	1,981	230,093
Syneos Health, Inc.(a)	2,287	127,592
Thermo Fisher Scientific, Inc.	15,192	5,084,459
Waters Corp.(a)	2,458	459,646

		12,959,995

Machinery — 1.7%
AGCO Corp.	2,577	136,169
Alamo Group, Inc.	335	32,977
Albany International Corp., Class A	1,186	60,652
Allison Transmission Holdings, Inc.	4,089	148,594
Altra Industrial Motion Corp.	2,128	59,392
Astec Industries, Inc.	811	32,529
Barnes Group, Inc.	1,726	66,244
Blue Bird Corp.(a)	429	5,264
Briggs & Stratton Corp.(a)	1,230	2,792
Caterpillar, Inc.	20,441	2,378,924
Chart Industries, Inc.(a)	1,517	54,187
CIRCOR International, Inc.(a)	747	11,153
Colfax Corp.(a)	3,338	86,087
Columbus McKinnon Corp.	771	20,879
Commercial Vehicle Group, Inc.(a)(b)	1,214	2,938
Crane Co.	1,824	99,317
Cummins, Inc.	5,553	907,915
Deere & Co.	10,791	1,565,342
DMC Global, Inc.(a)	502	12,957
Donaldson Co., Inc.	4,731	207,360
Douglas Dynamics, Inc.	741	27,387
Dover Corp.	5,540	518,821
Energy Recovery, Inc.(a)(b)	703	5,722
Enerpac Tool Group Corp.	1,778	30,333

Security	Shares	Value

Machinery (continued)
EnPro Industries, Inc.	672	$30,475
ESCO Technologies, Inc.	887	67,678
Evoqua Water Technologies Corp.(a)	2,913	46,754
Federal Signal Corp.	2,030	54,668
Flowserve Corp.	5,174	145,752
Fortive Corp.(b)	11,282	722,048
Franklin Electric Co., Inc.	1,806	91,745
Gates Industrial Corp. PLC(a)(b)	1,204	10,342
Gencor Industries, Inc.(a)	1,081	13,102
Gorman-Rupp Co.	505	14,897
Graco, Inc.	6,418	286,628
Graham Corp.	286	3,747
Greenbrier Cos., Inc.	953	16,182
Helios Technologies, Inc.(b)	1,047	37,242
Hillenbrand, Inc.	2,582	54,093
Hurco Cos., Inc.	172	5,623
Hyster-Yale Materials Handling, Inc.	411	16,045
IDEX Corp.	2,869	440,764
Illinois Tool Works, Inc.	12,157	1,975,512
Ingersoll Rand, Inc.(a)	13,124	381,646
ITT, Inc.	3,477	183,307
John Bean Technologies Corp.	1,283	98,457
Kadant, Inc.	395	33,216
Kennametal, Inc.	3,094	79,237
LB Foster Co., Class A(a)	354	5,094
Lincoln Electric Holdings, Inc.	2,273	182,999
Lindsay Corp.(b)	413	37,170
Luxfer Holdings PLC	874	11,860
Lydall, Inc.(a)	520	5,824
Manitowoc Co., Inc.(a)	1,232	11,359
Meritor, Inc.	2,656	54,448
Middleby Corp.(a)	2,167	120,550
Miller Industries, Inc.	363	11,028
Mueller Industries, Inc.	2,284	59,156
Mueller Water Products, Inc., Class A	6,381	60,556
Navistar International Corp.(a)	1,737	41,288
NN, Inc.(a)	2,043	7,048
Nordson Corp.	2,166	348,531
Omega Flex, Inc.	130	11,713
Oshkosh Corp.	2,639	178,212
Otis Worldwide Corp.(a)	15,606	794,501
PACCAR, Inc.	12,885	892,029
Parker-Hannifin Corp.	4,887	772,732
Pentair PLC	6,432	222,483
Proto Labs, Inc.(a)	1,187	120,587
RBC Bearings, Inc.	888	112,492
REV Group, Inc.	1,078	5,735
Rexnord Corp.	4,196	114,425
Snap-on, Inc.	2,121	276,345
SPX Corp.(a)	2,216	84,496
SPX FLOW, Inc.(a)	1,814	59,082
Standex International Corp.	383	19,089
Stanley Black & Decker, Inc.	5,769	635,744
Tennant Co.	616	36,449

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Terex Corp.(a)	2,288	$34,755
Timken Co.	2,478	93,123
Titan International, Inc.	1,283	1,809
Toro Co.	4,185	267,045
TriMas Corp.(a)	1,521	36,261
Trinity Industries, Inc.	3,944	76,080
Twin Disc, Inc.(a)	353	2,121
Valmont Industries, Inc.	878	102,937
Wabash National Corp.	1,971	16,162
WABCO Holdings, Inc.(a)	1,971	264,863
Watts Water Technologies, Inc., Class A	1,043	85,943
Welbilt, Inc.(a)(b)	4,491	22,141
Westinghouse Air Brake Technologies Corp.	6,954	392,345
Woodward, Inc.	2,169	131,355
Xylem, Inc.	6,880	494,672

		18,597,732

Marine — 0.0%
Costamare, Inc.	1,248	6,265
Eagle Bulk Shipping, Inc.(a)(b)	1,522	2,557
Genco Shipping & Trading Ltd.	1,092	6,366
Kirby Corp.(a)(b)	2,395	127,941
Matson, Inc.	1,548	46,812
Safe Bulkers, Inc.(a)	2,358	2,452
Scorpio Bulkers, Inc.	134	3,434

		195,827

Media — 1.4%
Altice USA, Inc., Class A	11,648	302,499
AMC Networks, Inc., Class A(a)	1,603	38,231
Cable One, Inc.	164	313,709
Cardlytics, Inc.(a)(b)	551	24,767
Central European Media Enterprises Ltd., Class A(a)	2,333	9,075
Charter Communications, Inc., Class A(a)	5,704	2,824,792
Clear Channel Outdoor Holdings, Inc.(a)	713	688
Comcast Corp., Class A	171,763	6,463,442
Cumulus Media, Inc., Class A(a)	1,119	4,957
Daily Journal Corp.(a)	60	16,650
Discovery, Inc., Class A(a)(b)	5,778	129,543
Discovery, Inc., Class C(a)	13,345	272,371
DISH Network Corp., Class A	10,038	251,101
Emerald Holding, Inc.(a)	736	1,678
Entercom Communications Corp., Class A	3,599	4,391
Entravision Communications Corp., Class A	1,689	2,466
Eros International PLC(a)	5,502	14,030
EW Scripps Co., Class A	1,830	14,768
Fluent, Inc.(a)	1,571	3,158
Fox Corp., Class A	13,004	336,413

Security	Shares	Value

Media (continued)
Fox Corp., Class B(a)	5,912	$151,111
Gannett Co., Inc.(a)	4,135	4,673
GCI Liberty, Inc., Class A(a)	3,779	229,877
Gray Television, Inc.(a)	3,459	40,159
Interpublic Group of Cos., Inc.	14,447	245,310
John Wiley & Sons, Inc., Class A	1,563	58,691
Liberty Broadband Corp., Class A(a)	1,216	145,944
Liberty Broadband Corp., Class C(a)	3,726	457,106
Liberty Latin America Ltd., Class A(a)	2,374	25,402
Liberty Latin America Ltd., Class C(a)	3,518	36,376
Liberty Media Corp. — Liberty Formula One, Class A(a)	581	17,575
Liberty Media Corp. — Liberty Formula One, Class C(a)	7,854	252,820
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	3,363	113,367
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	6,012	204,829
Liberty Media Corp.-Liberty Braves, Class A(a)	602	12,425
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	25,916
Lions Gate Entertainment Corp., Class A(a)	3,127	22,327
Lions Gate Entertainment Corp., Class B(a)	2,474	16,526
LiveXLive Media, Inc.(a)	943	2,405
Madison Square Garden Co., Class A(a)	732	125,406
MDC Partners, Inc., Class A(a)	2,553	3,651
Meredith Corp.(a)	1,332	19,754
MSG Networks, Inc., Class A(a)	1,788	21,241
National CineMedia, Inc.	2,288	7,550
New York Times Co., Class A	6,284	204,356
News Corp., Class A	14,610	144,785
News Corp., Class B	5,383	55,014
Nexstar Media Group, Inc., Class A	1,769	123,901
Omnicom Group, Inc.	8,501	484,812
Reading International, Inc., Class A(a)(b)	655	2,794
Scholastic Corp.	975	28,343
Sinclair Broadcast Group, Inc., Class A	2,243	39,589
Sirius XM Holdings, Inc.	52,737	311,676
TechTarget, Inc.(a)	999	23,297
TEGNA, Inc.	7,946	85,181
TiVo Corp.(a)	5,206	36,598
Tribune Publishing Co.	502	4,302
ViacomCBS, Inc., Class A	277	5,437
ViacomCBS, Inc., Class B	20,877	360,337
WideOpenWest, Inc.(a)	921	5,452

		15,185,044

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,441	60,644

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Allegheny Technologies, Inc.(a)(b)	4,571	$34,328
Arconic Corp.(a)	3,509	30,598
Carpenter Technology Corp.	1,574	34,896
Century Aluminum Co.(a)(b)	1,825	7,939
Cleveland-Cliffs, Inc.(a)	14,012	61,373
Coeur Mining, Inc.(a)	7,791	32,800
Commercial Metals Co.	4,356	69,435
Compass Minerals International, Inc.	1,187	58,353
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.(a)	55,418	489,341
Gold Resource Corp.(b)	1,386	5,724
Haynes International, Inc.	363	8,022
Hecla Mining Co.	17,962	47,240
Kaiser Aluminum Corp.	636	45,938
Materion Corp.	920	47,601
Newmont Corp.	30,970	1,842,096
Novagold Resources, Inc.(a)	8,391	93,895
Nucor Corp.	11,990	493,868
Olympic Steel, Inc.	97	916
Reliance Steel & Aluminum Co.	2,540	227,533
Royal Gold, Inc.	2,476	303,384
Ryerson Holding Corp.(a)	148	684
Schnitzer Steel Industries, Inc., Class A	861	13,397
Southern Copper Corp.	3,004	97,450
Steel Dynamics, Inc.	8,104	196,684
SunCoke Energy, Inc.	1,917	6,038
Synalloy Corp.(a)	355	3,138
TimkenSteel Corp.(a)(b)	1,376	3,578
U.S. Silica Holdings, Inc.	2,589	4,971
United States Steel Corp.(b)	6,540	50,227
Warrior Met Coal, Inc.	1,665	20,896
Worthington Industries, Inc.	1,445	38,206

		4,431,193

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	900	2,871
AGNC Investment Corp.	20,589	255,715
Annaly Capital Management, Inc.	54,358	339,738
Blackstone Mortgage Trust, Inc., Class A	5,061	119,085
Colony Credit Real Estate, Inc.(a)	2,738	13,170
Drive Shack, Inc.(a)(b)	4,091	5,400
Dynex Capital, Inc.	695	9,945
Ellington Financial, Inc.	1,920	19,949
Exantas Capital Corp.(a)	848	2,510
Front Yard Residential Corp.	2,051	23,402
Granite Point Mortgage Trust, Inc.(a)	1,933	9,626
Great Ajax Corp.(a)	332	2,888
Invesco Mortgage Capital, Inc.(a)	6,346	19,292
KKR Real Estate Finance Trust, Inc.	1,975	31,166
Ready Capital Corp.	1,353	9,025
TPG RE Finance Trust, Inc.	1,767	13,588
Two Harbors Investment Corp.	9,340	42,684

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Western Asset Mortgage Capital Corp.(a)	1,131	$3,450

		923,504

Multi-Utilities — 0.9%
Ameren Corp.	9,217	670,537
Avista Corp.	2,622	112,851
Black Hills Corp.	2,424	150,143
CenterPoint Energy, Inc.	19,321	329,037
CMS Energy Corp.	10,689	610,235
Consolidated Edison, Inc.	12,629	995,165
Dominion Energy, Inc.	31,069	2,396,352
DTE Energy Co.	7,018	728,047
MDU Resources Group, Inc.	7,660	172,044
NiSource, Inc.	14,340	360,077
NorthWestern Corp.	1,857	107,130
Public Service Enterprise Group, Inc.	19,187	972,973
Sempra Energy	10,717	1,327,300
WEC Energy Group, Inc.	11,900	1,077,545

		10,009,436

Multiline Retail — 0.5%
Big Lots, Inc.	1,393	32,666
Dillard’s, Inc., Class A(b)	348	10,259
Dollar General Corp.	9,709	1,701,988
Dollar Tree, Inc.(a)	9,041	720,296
JC Penney Co., Inc.(a)(b)	11,059	2,809
Kohl’s Corp.(a)	5,755	106,237
Macy’s, Inc.	10,824	63,429
Nordstrom, Inc.(a)	4,470	83,947
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,021	137,246
Target Corp.	18,694	2,051,479

		4,910,356

Oil, Gas & Consumable Fuels — 2.6%
Abraxas Petroleum Corp.(a)	5,435	1,710
Amplify Energy Corp.(a)	929	1,226
Amyris, Inc.(a)	3,044	8,219
Antero Midstream Corp.	8,634	41,011
Antero Resources Corp.(a)(b)	10,080	30,038
Apache Corp.	14,615	191,164
Arch Coal, Inc., Class A(a)	592	17,280
Ardmore Shipping Corp.	703	4,626
Berry Corp.(a)	2,607	8,942
Bonanza Creek Energy, Inc.(a)(b)	672	11,733
Brigham Minerals, Inc., Class A	617	7,953
Cabot Oil & Gas Corp.	15,333	331,499
California Resources Corp.(a)(b)	1,695	4,746
Callon Petroleum Co.(a)	14,762	13,872
Centennial Resource Development, Inc., Class A(a)	6,970	8,225
Cheniere Energy, Inc.(a)	8,842	412,833
Chesapeake Energy Corp.(a)(b)	254	4,445
Chevron Corp.	72,686	6,687,112
Cimarex Energy Co.	3,621	92,046
Clean Energy Fuels Corp.(a)	4,949	10,665

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(a)	6,831	$72,409
Concho Resources, Inc.	7,829	444,061
ConocoPhillips	41,619	1,752,160
CONSOL Energy, Inc.(a)	881	6,687
Continental Resources, Inc.(a)(b)	3,232	52,972
Contura Energy, Inc.(a)(b)	930	3,553
CVR Energy, Inc.	1,053	25,114
Delek US Holdings, Inc.	2,513	58,679
Denbury Resources, Inc.(a)(b)	18,412	6,545
Devon Energy Corp.	15,261	190,305
DHT Holdings, Inc.	4,668	33,890
Diamond S Shipping, Inc.(a)	1,594	19,782
Diamondback Energy, Inc.	6,191	269,556
Dorian LPG Ltd.(a)	1,250	11,863
Energy Fuels, Inc.(a)	4,782	8,512
EOG Resources, Inc.	22,442	1,066,219
EQT Corp.(a)	10,020	146,192
Equitrans Midstream Corp.	7,627	63,914
Evolution Petroleum Corp.	1,161	3,448
Extraction Oil & Gas, Inc.(a)(b)	3,544	1,877
Exxon Mobil Corp.	161,492	7,504,533
Falcon Minerals Corp.	1,711	4,183
GasLog Ltd.	1,281	5,918
Golar LNG Ltd.(a)	3,854	27,325
Goodrich Petroleum Corp.(a)	829	7,055
Green Plains, Inc.(a)	1,196	7,021
Gulfport Energy Corp.(a)(b)	5,379	13,743
Hess Corp.	10,303	501,138
HighPoint Resources Corp.(a)	3,389	1,124
HollyFrontier Corp.	5,849	193,251
International Seaways, Inc.	846	20,473
Kinder Morgan, Inc.	74,577	1,135,808
Kosmos Energy Ltd.(a)	13,128	21,661
Laredo Petroleum, Inc.(a)	4,661	5,080
Magnolia Oil & Gas Corp., Class A(a)	3,654	23,641
Marathon Oil Corp.	32,463	198,674
Marathon Petroleum Corp.	24,587	788,751
Matador Resources Co.(a)(b)	4,298	30,258
Montage Resources Corp.(a)(b)	38	260
Murphy Oil Corp.	5,383	63,842
Noble Energy, Inc.	18,366	180,170
Nordic American Tankers Ltd.	4,938	29,727
Northern Oil and Gas, Inc.(a)	8,860	7,418
Oasis Petroleum, Inc.(a)(b)	11,330	7,975
Occidental Petroleum Corp.	34,420	571,372
ONEOK, Inc.	15,706	470,081
Overseas Shipholding Group, Inc., Class A	2,632	6,580
Panhandle Oil and Gas, Inc., Class A	196	849
Par Pacific Holdings, Inc.(a)	1,459	14,181
Parsley Energy, Inc., Class A	10,780	101,871
PBF Energy, Inc., Class A(a)	4,171	47,549
PDC Energy, Inc.(a)	3,305	42,932
Peabody Energy Corp.	2,502	8,482

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp.(a)	390	$2,453
Phillips 66	16,837	1,231,963
Pioneer Natural Resources Co.	6,385	570,244
PrimeEnergy Resources Corp.(a)	80	4,998
QEP Resources, Inc.	7,567	7,461
Range Resources Corp.(a)	8,998	52,458
Renewable Energy Group, Inc.(a)	1,207	29,946
REX American Resources Corp.(a)(b)	221	13,145
Ring Energy, Inc.(a)(b)	2,128	1,918
SandRidge Energy, Inc.(a)	1,012	2,014
Scorpio Tankers, Inc.(b)	1,466	32,091
SFL Corp. Ltd.	3,785	42,733
SilverBow Resources, Inc.(a)(b)	446	2,413
SM Energy Co.(b)	3,522	14,264
Southwestern Energy Co.(a)	22,056	71,241
Talos Energy, Inc.(a)	673	7,665
Targa Resources Corp.	8,502	110,186
Teekay Corp.(a)	2,111	7,853
Teekay Tankers Ltd., Class A(a)	774	15,720
Tellurian, Inc.(a)(b)	3,575	5,077
Uranium Energy Corp.(a)	5,795	6,375
Valero Energy Corp.	15,633	990,351
W&T Offshore, Inc.(a)(b)	2,856	7,911
Whiting Petroleum Corp.(a)(b)	3,508	4,420
Williams Cos., Inc.	46,224	895,359
World Fuel Services Corp.	2,370	59,250
WPX Energy, Inc.(a)	14,780	90,601

		28,450,119

Paper & Forest Products — 0.0%
Boise Cascade Co.	1,353	42,308
Clearwater Paper Corp.(a)	635	15,202
Domtar Corp.	2,027	47,351
Louisiana-Pacific Corp.	4,214	84,280
Neenah, Inc.	540	26,384
PH Glatfelter Co.	1,299	18,965
Schweitzer-Mauduit International, Inc.	1,205	38,825
Verso Corp., Class A(a)	1,086	15,085

		288,400

Personal Products — 0.2%
BellRing Brands, Inc., Class A(a)(b)	1,574	27,592
Coty, Inc., Class A	10,271	55,977
Edgewell Personal Care Co.(a)	2,094	57,815
elf Beauty, Inc.(a)	1,016	13,279
Estee Lauder Cos., Inc., Class A	8,320	1,467,648
Herbalife Nutrition Ltd.(a)	3,911	146,076
Inter Parfums, Inc.(a)	578	25,831
Lifevantage Corp.(a)(b)	732	11,346
Medifast, Inc.	347	26,331
Nature’s Sunshine Products, Inc.(a)	255	2,244
Nu Skin Enterprises, Inc., Class A	1,980	57,836
Revlon, Inc., Class A(a)(b)	260	3,463
USANA Health Sciences, Inc.(a)	423	37,740

		1,933,178

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 4.5%
AcelRx Pharmaceuticals, Inc.(a)(b)	3,530	$5,683
Aclaris Therapeutics, Inc.(a)	795	1,057
Aerie Pharmaceuticals, Inc.(a)	1,684	25,664
Akorn, Inc.(a)(b)	3,178	667
Allergan PLC	12,532	2,347,745
Amneal Pharmaceuticals, Inc.(a)	5,098	18,506
Amphastar Pharmaceuticals, Inc.(a)	1,216	20,611
ANI Pharmaceuticals, Inc.(a)	309	12,363
Arvinas Holding Co. LLC(a)	868	45,570
Assembly Biosciences, Inc.(a)	1,357	23,761
Assertio Therapeutics, Inc.(a)(b)	2,355	2,061
Axsome Therapeutics, Inc.(a)(b)	955	90,754
BioDelivery Sciences International, Inc.(a)	3,852	17,565
Bristol-Myers Squibb Co.	89,202	5,424,374
Cara Therapeutics, Inc.(a)	1,585	23,490
Catalent, Inc.(a)	5,883	406,809
Collegium Pharmaceutical, Inc.(a)(b)	934	19,315
Corcept Therapeutics, Inc.(a)	3,744	47,399
CorMedix, Inc.(a)(b)	1,458	6,051
Cymabay Therapeutics, Inc.(a)	1,820	3,221
Elanco Animal Health, Inc.(a)	15,275	377,445
Eli Lilly & Co.	32,427	5,014,511
Eloxx Pharmaceuticals, Inc.(a)	661	1,930
Endo International PLC(a)	9,338	42,955
Evolus, Inc.(a)(b)	275	1,144
Heska Corp.(a)(b)	201	14,231
Horizon Therapeutics PLC(a)	7,200	259,488
Innoviva, Inc.(a)	2,582	36,613
Intersect ENT, Inc.(a)	830	9,528
Intra-Cellular Therapies, Inc.(a)	2,165	38,256
Jazz Pharmaceuticals PLC(a)	2,177	240,014
Johnson & Johnson	101,275	15,195,301
Kala Pharmaceuticals, Inc.(a)	1,156	11,514
Lannett Co., Inc.(a)	1,056	10,074
Mallinckrodt PLC(a)(b)	3,436	13,950
Marinus Pharmaceuticals, Inc.(a)	1,291	2,634
Menlo Therapeutics, Inc.(a)(b)	3,278	5,966
Merck & Co., Inc.	97,249	7,715,736
Mylan NV(a)	19,798	332,013
MyoKardia, Inc.(a)	1,608	101,015
Nektar Therapeutics(a)(b)	6,296	120,883
NGM Biopharmaceuticals, Inc.(a)	662	12,088
Odonate Therapeutics, Inc.(a)	353	9,937
Omeros Corp.(a)(b)	2,229	37,046
Optinose, Inc.(a)	514	2,077
Pacira BioSciences, Inc.(a)	1,569	64,784
Paratek Pharmaceuticals, Inc.	915	3,742
Perrigo Co. PLC	4,885	260,371
Pfizer, Inc.	212,290	8,143,444

Security	Shares	Value

Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.(a)(b)	560	$18,950
Phibro Animal Health Corp., Class A	619	16,534
Prestige Consumer Healthcare, Inc.(a)	2,312	94,075
Reata Pharmaceuticals, Inc., Class A(a)	863	136,492
Revance Therapeutics, Inc.(a)(b)	2,019	37,372
SIGA Technologies, Inc.(a)	1,580	9,338
Supernus Pharmaceuticals, Inc.(a)	1,606	37,580
TherapeuticsMD, Inc.(b)	7,503	11,855
Theravance Biopharma, Inc.(a)(b)	1,792	52,255
Tricida, Inc.(a)	758	22,930
Verrica Pharmaceuticals, Inc.(a)(b)	732	8,835
WaVe Life Sciences Ltd.(a)	1,000	8,680
Xeris Pharmaceuticals, Inc.(a)(b)	1,212	3,272
Zoetis, Inc.	18,275	2,363,140
Zogenix, Inc.(a)	1,518	42,853
Zynerba Pharmaceuticals, Inc.(a)(b)	1,861	7,202

		49,492,719

Professional Services — 0.5%
ASGN, Inc.(a)	1,855	86,165
Barrett Business Services, Inc.	250	12,230
BG Staffing, Inc.	403	4,897
CBIZ, Inc.(a)	1,845	43,819
CoStar Group, Inc.(a)	1,376	892,006
CRA International, Inc.	196	8,258
Equifax, Inc.	4,595	638,246
Exponent, Inc.	2,001	140,730
Forrester Research, Inc.(a)	474	14,836
Franklin Covey Co.(a)	195	4,046
FTI Consulting, Inc.(a)	1,374	174,993
GP Strategies Corp.(a)	414	3,295
Heidrick & Struggles International, Inc.	563	12,634
Huron Consulting Group, Inc.(a)	877	49,147
ICF International, Inc.	640	47,066
IHS Markit Ltd.	14,800	996,040
Insperity, Inc.	1,410	67,271
Kelly Services, Inc., Class A(a)	887	13,704
Kforce, Inc.	689	20,636
Korn Ferry	2,175	62,705
ManpowerGroup, Inc.	2,272	168,673
Mistras Group, Inc.(a)	335	1,591
Nielsen Holdings PLC	13,881	204,467
Resources Connection, Inc.	605	6,582
Robert Half International, Inc.	4,479	211,722
TransUnion	7,160	564,136
TriNet Group, Inc.(a)	1,772	86,775
TrueBlue, Inc.(a)	1,432	22,239
Upwork, Inc.(a)	2,193	18,268
Verisk Analytics, Inc.	6,051	924,774
Willdan Group, Inc.(a)(b)	300	7,608

		5,509,559

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	2,923	38,408

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Altisource Portfolio Solutions SA(a)	294	$2,455
CareTrust REIT, Inc.	3,409	56,180
CBRE Group, Inc., Class A(a)	12,728	546,413
Consolidated-Tomoka Land Co.(b)	88	3,699
Cushman & Wakefield PLC(a)	4,042	49,191
Essential Properties Realty Trust, Inc.	3,145	46,200
eXp World Holdings, Inc.(a)	1,001	9,189
Forestar Group, Inc.(a)(b)	92	1,213
FRP Holdings, Inc.(a)	186	8,089
Global Medical REIT, Inc.	1,485	15,474
Howard Hughes Corp.(a)	1,628	88,172
Jones Lang LaSalle, Inc.	1,993	210,421
Kennedy-Wilson Holdings, Inc.	4,952	70,071
Marcus & Millichap, Inc.(a)	917	26,639
Newmark Group, Inc., Class A	5,556	21,557
Rafael Holdings, Inc., Class B(a)	432	6,096
RE/MAX Holdings, Inc., Class A	632	16,615
Realogy Holdings Corp.(a)	5,026	21,813
Redfin Corp.(a)(b)	3,313	70,004
RMR Group, Inc., Class A	541	16,046
St. Joe Co.(a)	1,480	27,084
Stratus Properties, Inc.(a)	132	2,214
Tejon Ranch Co.(a)	507	6,946

		1,360,189

Road & Rail — 1.0%
AMERCO	344	96,365
ArcBest Corp.	886	18,048
Avis Budget Group, Inc.(a)	2,004	33,026
Covenant Transportation Group, Inc., Class A(a)(b)	245	2,176
CSX Corp.	28,154	1,864,639
Daseke, Inc.(a)(b)	1,090	1,858
Heartland Express, Inc.	1,712	33,538
Hertz Global Holdings, Inc.(a)(b)	3,656	14,770
JB Hunt Transport Services, Inc.	3,266	330,258
Kansas City Southern	3,667	478,727
Knight-Swift Transportation Holdings, Inc.(b)	4,730	175,861
Landstar System, Inc.	1,611	166,432
Lyft, Inc., Class A(a)	7,567	248,425
Marten Transport Ltd.	1,272	28,518
Norfolk Southern Corp.	9,838	1,683,282
Old Dominion Freight Line, Inc.(b)	3,734	542,513
Ryder System, Inc.	1,915	67,791
Saia, Inc.(a)	991	91,687
Schneider National, Inc., Class B	2,360	51,708
Uber Technologies, Inc.(a)	36,170	1,094,866
Union Pacific Corp.	26,484	4,231,878
Universal Logistics Holdings, Inc.	345	4,806
US Xpress Enterprises, Inc., Class A(a)	1,385	6,039
Werner Enterprises, Inc.	1,616	64,834

Security	Shares	Value

Road & Rail (continued)
YRC Worldwide, Inc.(a)(b)	617	$1,061

		11,333,106

Semiconductors & Semiconductor Equipment — 4.2%
Adesto Technologies Corp.(a)	971	11,506
Advanced Energy Industries, Inc.(a)	1,737	96,577
Advanced Micro Devices, Inc.(a)	39,245	2,056,046
Alpha & Omega Semiconductor Ltd.(a)	344	4,138
Ambarella, Inc.(a)	1,270	66,777
Amkor Technology, Inc.(a)	3,598	35,548
Analog Devices, Inc.	14,032	1,537,907
Applied Materials, Inc.	35,137	1,745,606
Axcelis Technologies, Inc.(a)	1,025	23,944
AXT, Inc.(a)	1,214	6,713
Broadcom, Inc.	14,718	3,997,703
Brooks Automation, Inc.	2,704	104,077
Cabot Microelectronics Corp.	1,131	138,593
CEVA, Inc.(a)	893	27,996
Cirrus Logic, Inc.(a)	2,150	162,540
Cohu, Inc.(b)	1,255	20,745
Cree, Inc.(a)	3,966	171,054
Diodes, Inc.(a)	1,521	77,404
DSP Group, Inc.(a)	1,034	17,837
Enphase Energy, Inc.(a)(b)	3,588	168,026
Entegris, Inc.	5,074	275,163
First Solar, Inc.(a)	3,299	145,189
FormFactor, Inc.(a)	3,945	91,919
Ichor Holdings Ltd.(a)	969	24,128
Impinj, Inc.(a)(b)	724	16,261
Inphi Corp.(a)(b)	1,715	165,566
Intel Corp.	163,217	9,789,756
KLA Corp.	5,945	975,515
Lam Research Corp.	5,487	1,400,721
Lattice Semiconductor Corp.(a)	4,905	110,412
MACOM Technology Solutions Holdings, Inc.(a)	1,744	53,471
Marvell Technology Group Ltd.	25,151	672,538
Maxim Integrated Products, Inc.	10,314	567,064
MaxLinear, Inc.(a)	2,605	42,956
Microchip Technology, Inc.	8,976	787,465
Micron Technology, Inc.(a)	42,218	2,021,820
MKS Instruments, Inc.	2,081	208,579
Monolithic Power Systems, Inc.	1,612	322,255
NeoPhotonics Corp.(a)	1,665	16,017
NVE Corp.	172	9,764
NVIDIA Corp.	22,243	6,501,184
ON Semiconductor Corp.(a)	15,807	253,623
Onto Innovation, Inc.(a)	1,653	53,656
PDF Solutions, Inc.(a)	1,754	28,011
Photronics, Inc.(a)	2,227	26,613
Power Integrations, Inc.	1,056	108,082
Qorvo, Inc.(a)	4,431	434,371
QUALCOMM, Inc.	43,554	3,426,393
Rambus, Inc.(a)	4,883	61,184

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	2,463	$111,426
Silicon Laboratories, Inc.(a)	1,662	161,580
Skyworks Solutions, Inc.	6,485	673,662
SMART Global Holdings, Inc.(a)	330	8,346
SunPower Corp.(a)(b)	2,301	16,912
Synaptics, Inc.(a)	1,413	92,396
Teradyne, Inc.	6,302	394,127
Texas Instruments, Inc.	35,735	4,147,761
Ultra Clean Holdings, Inc.(a)	1,678	30,858
Veeco Instruments, Inc.(a)	1,822	19,914
Xilinx, Inc.	9,497	830,038
Xperi Corp.	1,688	25,793

		45,573,226

Software — 8.6%
8x8, Inc.(a)	4,262	72,284
A10 Networks, Inc.(a)	1,111	7,588
ACI Worldwide, Inc.(a)	4,550	124,670
Adobe, Inc.(a)	18,354	6,490,709
Alarm.com Holdings, Inc.(a)(b)	1,362	60,922
Altair Engineering, Inc., Class A(a)	1,363	44,965
Alteryx, Inc., Class A(a)(b)	1,746	197,612
American Software, Inc., Class A	1,641	27,044
Anaplan, Inc.(a)	3,259	133,163
ANSYS, Inc.(a)	3,184	833,667
Appfolio, Inc., Class A(a)	557	61,192
Appian Corp.(a)(b)	1,357	61,974
Aspen Technology, Inc.(a)	2,622	268,099
Atlassian Corp. PLC, Class A(a)	4,563	709,501
Autodesk, Inc.(a)	8,408	1,573,389
Avalara, Inc.(a)	1,738	155,325
Avaya Holdings Corp.(a)	4,020	39,959
Benefitfocus, Inc.(a)(b)	1,165	12,617
Bill.Com Holdings, Inc.(a)(b)	404	23,792
Blackbaud, Inc.(a)	1,795	99,192
Blackline, Inc.(a)	1,609	97,731
Bottomline Technologies DE, Inc.(a)	1,643	68,398
Box, Inc., Class A(a)	5,702	92,030
Cadence Design Systems, Inc.(a)	10,544	855,435
CDK Global, Inc.	4,564	179,274
Cerence, Inc.(a)(b)	1,269	26,852
Ceridian HCM Holding, Inc.(a)	3,594	211,938
ChannelAdvisor Corp.(a)	878	9,070
Citrix Systems, Inc.	4,437	643,409
Cloudera, Inc.(a)(b)	9,340	77,335
CommVault Systems, Inc.(a)	1,545	65,956
Cornerstone OnDemand, Inc.(a)	2,151	72,188
Coupa Software, Inc.(a)(b)	2,422	426,490
Digimarc Corp.(a)	495	8,291
Digital Turbine, Inc.(a)	3,249	19,039
DocuSign, Inc.(a)	6,020	630,595
Domo, Inc., Class B(a)	754	14,665
Dropbox, Inc., Class A(a)	8,153	171,376
Dynatrace, Inc.(a)	4,753	141,877

Security	Shares	Value

Software (continued)
Ebix, Inc.	762	$15,949
eGain Corp.(a)	724	6,009
Elastic NV(a)(b)	2,032	130,332
Envestnet, Inc.(a)	1,903	118,976
Everbridge, Inc.(a)	1,266	141,007
Fair Isaac Corp.(a)	1,083	382,234
FireEye, Inc.(a)	7,033	80,950
Five9, Inc.(a)	2,300	213,141
ForeScout Technologies, Inc.(a)(b)	1,561	49,577
Fortinet, Inc.(a)	5,457	587,937
GTY Technology Holdings, Inc.(a)	2,386	9,329
Guidewire Software, Inc.(a)	3,191	289,870
HubSpot, Inc.(a)	1,574	265,424
Intelligent Systems Corp.(b)	318	10,666
Intuit, Inc.	9,482	2,558,338
j2 Global, Inc.(a)	1,844	148,700
LivePerson, Inc.(a)	2,257	54,033
LogMeIn, Inc.(a)	1,882	160,836
Manhattan Associates, Inc.(a)	2,382	168,979
Medallia, Inc.(a)(b)	2,651	56,943
Microsoft Corp.	288,362	51,677,354
MicroStrategy, Inc., Class A(a)	315	39,794
Mitek Systems, Inc.(a)	1,307	12,194
MobileIron, Inc.(a)	2,756	14,028
Model N, Inc.(a)	1,370	39,538
NetScout Systems, Inc.(a)	2,601	68,874
New Relic, Inc.(a)	1,996	107,165
NortonLifeLock, Inc.	21,412	455,433
Nuance Communications, Inc.(a)	10,947	221,129
Nutanix, Inc., Class A(a)(b)	6,753	138,369
OneSpan, Inc.(a)	969	16,279
Oracle Corp.	76,522	4,053,370
PagerDuty, Inc.(a)	1,653	34,895
Palo Alto Networks, Inc.(a)	3,617	710,777
Paycom Software, Inc.(a)	1,880	490,718
Paylocity Holding Corp.(a)	1,356	155,303
Pegasystems, Inc.	1,527	127,688
Ping Identity Holding Corp.(a)	842	20,983
Pluralsight, Inc., Class A(a)	2,064	33,932
Progress Software Corp.	1,568	64,147
Proofpoint, Inc.(a)	2,146	261,233
PROS Holdings, Inc.(a)	1,143	39,308
PTC, Inc.(a)	3,994	276,584
Q2 Holdings, Inc.(a)	1,631	130,023
QAD, Inc., Class A	286	12,104
Qualys, Inc.(a)	1,282	135,174
Rapid7, Inc.(a)	2,002	91,191
RealPage, Inc.(a)	2,937	189,407
RingCentral, Inc., Class A(a)(b)	2,830	646,740
Rosetta Stone, Inc.(a)	562	9,599
SailPoint Technologies Holding, Inc.(a)(b)	2,947	54,785
salesforce.com, Inc.(a)	32,051	5,190,659
SecureWorks Corp., Class A(a)(b)	607	6,908

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ServiceNow, Inc.(a)	7,104	$2,497,340
ShotSpotter, Inc.(a)(b)	218	7,493
Smartsheet, Inc., Class A(a)	3,341	176,138
SolarWinds Corp.(a)	1,701	28,883
Splunk, Inc.,(a)	5,961	836,686
SPS Commerce, Inc.(a)	1,558	86,485
SS&C Technologies Holdings, Inc.	8,436	465,330
SVMK, Inc.(a)	3,285	51,575
Synchronoss Technologies, Inc.(a)	1,198	4,133
Synopsys, Inc.(a)	5,641	886,314
Telenav, Inc.(a)	760	3,549
Tenable Holdings, Inc.(a)	1,239	32,288
Teradata Corp.(a)	4,094	100,671
Trade Desk, Inc., Class A(a)	1,494	437,115
Tyler Technologies, Inc.(a)	1,464	469,490
Upland Software, Inc.(a)	909	28,752
Varonis Systems, Inc.(a)	1,139	76,370
Verint Systems, Inc.(a)	2,702	115,483
VirnetX Holding Corp.(b)	2,642	14,690
VMware, Inc., Class A	2,935	386,011
Workday, Inc., Class A(a)	6,348	976,957
Workiva, Inc.(a)	1,218	46,710
Yext, Inc.(a)	3,424	43,827
Zendesk, Inc.(a)	4,278	328,893
Zix Corp.(a)(b)	2,268	12,429
Zscaler, Inc.(a)	2,565	172,060
Zuora, Inc., Class A(a)(b)	2,874	30,378

		94,100,578

Specialty Retail — 2.2%
Aaron’s, Inc.	2,375	75,786
Abercrombie & Fitch Co., Class A	2,479	26,228
Advance Auto Parts, Inc.	2,555	308,925
America’s Car-Mart, Inc.(a)	281	18,532
American Eagle Outfitters, Inc.	6,018	47,843
Asbury Automotive Group, Inc.(a)	735	49,613
Ascena Retail Group, Inc.(a)(b)	214	310
AutoNation, Inc.(a)	1,992	74,182
AutoZone, Inc.(a)	906	924,410
Barnes & Noble Education, Inc.(a)(b)	774	1,385
Bed Bath & Beyond, Inc.(a)(b)	4,168	25,800
Best Buy Co., Inc.	8,459	649,059
Boot Barn Holdings, Inc.(a)	1,034	19,088
Buckle, Inc.(a)	884	13,534
Burlington Stores, Inc.(a)	2,510	458,552
Caleres, Inc.	1,279	10,373
CarMax, Inc.(a)	6,334	466,499
Carvana Co.(a)(b)	1,710	136,988
Cato Corp., Class A(a)	507	5,709
Chico’s FAS, Inc.(a)	3,622	5,433
Children’s Place, Inc.(a)	603	17,825
Citi Trends, Inc.(a)	277	3,147
Conn’s, Inc.(a)	641	4,333
Container Store Group, Inc.(a)	1,057	2,220

Security	Shares	Value

Specialty Retail (continued)
Designer Brands, Inc., Class A	1,907	$12,109
Dick’s Sporting Goods, Inc.(a)	2,223	65,334
Express, Inc.	2,627	5,438
Five Below, Inc.(a)	2,140	192,942
Floor & Decor Holdings, Inc., Class A(a)	2,519	106,806
Foot Locker, Inc.	3,812	97,702
GameStop Corp., Class A(a)(b)	3,236	18,542
Gap, Inc.	8,057	65,423
Genesco, Inc.(a)	625	11,831
GNC Holdings, Inc., Class A(a)(b)	3,255	1,873
Group 1 Automotive, Inc.(a)	663	37,519
Guess?, Inc.	1,837	17,176
Haverty Furniture Cos., Inc.	502	6,792
Hibbett Sports, Inc.(a)	425	6,558
Home Depot, Inc.	41,595	9,143,829
Hudson Ltd., Class A(a)	1,455	7,130
L Brands, Inc.(a)	8,273	98,366
Lithia Motors, Inc., Class A	810	89,554
Lowe’s Cos., Inc.	29,487	3,088,763
Lumber Liquidators Holdings, Inc.(a)	1,004	7,078
MarineMax, Inc.(a)	887	12,782
Michaels Cos., Inc.(a)(b)	5,131	15,598
Monro, Inc.	1,209	67,087
Murphy USA, Inc.(a)	1,084	115,771
National Vision Holdings, Inc.(a)	3,057	81,010
O’Reilly Automotive, Inc.(a)(b)	2,845	1,099,137
Office Depot, Inc.	21,683	48,136
Party City Holdco, Inc.(a)(b)	2,256	1,711
Penske Automotive Group, Inc.	1,347	48,465
Rent-A-Center, Inc.	1,710	34,038
RH(a)	663	95,326
Ross Stores, Inc.	13,525	1,235,644
Sally Beauty Holdings, Inc.(a)(b)	4,389	42,617
Shoe Carnival, Inc.	372	8,787
Signet Jewelers Ltd.(a)	1,788	17,987
Sleep Number Corp.(a)	1,074	32,113
Sonic Automotive, Inc., Class A	808	17,315
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	13,819
Systemax, Inc.	366	7,269
Tailored Brands, Inc.(a)(b)	1,674	2,779
Tiffany & Co.	4,619	584,303
Tilly’s, Inc., Class A	598	3,522
TJX Cos., Inc.	46,358	2,273,860
Tractor Supply Co.	4,571	463,637
Ulta Salon Cosmetics & Fragrance, Inc.	2,098	457,196
Urban Outfitters, Inc.(a)	2,358	40,888
Williams-Sonoma, Inc.	3,022	186,880
Winmark Corp.	85	12,750
Zumiez, Inc.(a)	536	11,331

		23,458,297

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.5%
3D Systems Corp.(a)	5,730	$48,648
Apple, Inc.	157,228	46,193,586
Avid Technology, Inc.(a)	592	4,156
Dell Technologies, Inc., Class C(a)	5,844	249,480
Diebold Nixdorf, Inc.(a)	2,781	13,710
Hewlett Packard Enterprise Co.	50,804	511,088
HP, Inc.	55,662	863,318
Immersion Corp.(a)	1,186	8,255
NCR Corp.(a)	4,662	95,664
NetApp, Inc.	8,672	379,574
Pure Storage, Inc., Class A(a)	9,402	135,389
Stratasys Ltd.(a)	1,763	31,205
Western Digital Corp.	11,412	525,865
Xerox Holdings Corp.(a)	6,442	117,824

		49,177,762

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	5,139	78,370
Carter’s, Inc.	1,695	132,549
Columbia Sportswear Co.(a)	1,102	80,325
Crocs, Inc.(a)(b)	2,528	61,304
Culp, Inc.	170	1,209
Deckers Outdoor Corp.(a)	1,096	163,041
Delta Apparel, Inc.(a)	57	734
Fossil Group, Inc.(a)(b)	1,424	5,639
G-III Apparel Group Ltd.(a)(b)	1,462	16,564
Hanesbrands, Inc.	14,181	140,959
Kontoor Brands, Inc.(a)	1,656	32,143
Lululemon Athletica, Inc.(a)	4,480	1,001,190
Movado Group, Inc.(a)	450	4,640
NIKE, Inc., Class B	44,485	3,878,202
Oxford Industries, Inc.	585	24,523
PVH Corp.(a)	2,852	140,404
Ralph Lauren Corp.	1,924	141,953
Rocky Brands, Inc.	309	6,628
Skechers U.S.A., Inc., Class A(a)	5,082	143,211
Steven Madden Ltd.	4,024	100,882
Tapestry, Inc.(a)	10,699	159,201
Under Armour, Inc., Class A(a)	6,763	70,470
Under Armour, Inc., Class C(a)	7,474	69,284
Unifi, Inc.(a)	322	3,333
Vera Bradley, Inc.(a)	696	3,835
VF Corp.	11,753	682,849
Wolverine World Wide, Inc.	2,847	58,335

		7,201,777

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	1,972	45,455
Banc of California, Inc.	1,360	14,171
Berkshire Hills Bancorp, Inc.	2,000	34,080
Brookline Bancorp, Inc.	2,260	23,075

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Capitol Federal Financial, Inc.	5,759	$69,050
Columbia Financial, Inc.(a)	2,444	34,595
Dime Community Bancshares, Inc.	995	16,348
Essent Group Ltd.	3,894	106,384
Federal Agricultural Mortgage Corp., Class C	263	17,524
First Defiance Financial Corp.	2,570	44,667
Flagstar Bancorp, Inc.	1,465	37,958
Flushing Financial Corp.	756	9,442
Greene County Bancorp, Inc.	392	8,228
Hingham Institution for Savings	79	12,089
Home Bancorp, Inc.	190	4,826
HomeStreet, Inc.	992	25,346
Kearny Financial Corp.	3,052	28,384
Ladder Capital Corp.	4,671	37,134
LendingTree, Inc.	312	77,803
Merchants Bancorp	405	6,237
Meridian Bancorp, Inc.	1,376	16,209
Meta Financial Group, Inc.	1,266	23,320
MGIC Investment Corp.	12,493	91,324
Mr Cooper Group, Inc.(a)(b)	2,984	28,587
New York Community Bancorp, Inc.	17,538	190,463
NMI Holdings, Inc., Class A(a)	2,174	29,392
Northfield Bancorp, Inc.	1,190	13,411
Northwest Bancshares, Inc.	4,246	45,050
OceanFirst Financial Corp.	1,828	30,802
Ocwen Financial Corp.(a)	3,735	1,575
PCSB Financial Corp.	450	6,143
Provident Bancorp, Inc.	875	8,347
Provident Financial Services, Inc.	1,941	27,853
Radian Group, Inc.	7,445	111,526
Southern Missouri Bancorp, Inc.	347	8,234
Sterling Bancorp, Inc.	551	1,989
Territorial Bancorp, Inc.	536	13,470
TFS Financial Corp.	1,463	19,970
Timberland Bancorp, Inc.	434	8,398
TrustCo Bank Corp. NY	1,531	9,645
Walker & Dunlop, Inc.	946	36,355
Washington Federal, Inc.	3,037	81,209
Waterstone Financial, Inc.	804	11,674
Western New England Bancorp, Inc.	2,207	13,264
WSFS Financial Corp.	2,055	59,965

		1,540,971

Tobacco — 0.7%
22nd Century Group, Inc.(a)(b)	4,139	3,891
Altria Group, Inc.	71,401	2,802,489
Philip Morris International, Inc.	59,257	4,420,572
Pyxus International, Inc.(a)(b)	693	1,816
Turning Point Brands, Inc.	273	6,361
Universal Corp.	807	39,035
Vector Group Ltd.	4,071	43,560

		7,317,724

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,187	$109,490
Applied Industrial Technologies, Inc.	2,147	112,481
Beacon Roofing Supply, Inc.(a)	2,457	54,054
BlueLinx Holdings, Inc.(a)	266	1,455
BMC Stock Holdings, Inc.(a)	2,469	52,466
CAI International, Inc.(a)	573	9,449
DXP Enterprises, Inc.(a)	556	8,296
EVI Industries, Inc.(b)	262	4,787
Fastenal Co.	21,752	787,857
Foundation Building Materials, Inc.(a)	572	6,692
GATX Corp.	1,299	77,031
GMS, Inc.(a)	1,500	27,570
H&E Equipment Services, Inc.	1,091	17,740
HD Supply Holdings, Inc.(a)	6,514	193,336
Herc Holdings, Inc.(a)	760	21,455
Kaman Corp.	920	35,659
Lawson Products, Inc.(a)	255	8,571
MRC Global, Inc.(a)	2,394	12,832
MSC Industrial Direct Co., Inc., Class A	1,640	97,810
NOW, Inc.(a)	3,477	21,453
Rush Enterprises, Inc., Class A	823	30,862
Rush Enterprises, Inc., Class B	266	9,392
SiteOne Landscape Supply, Inc.(a)	1,582	140,213
Textainer Group Holdings Ltd.(a)(b)	2,139	18,780
Titan Machinery, Inc.(a)	433	4,070
Transcat, Inc.(a)	348	9,775
Triton International Ltd.	2,060	63,819
United Rentals, Inc.(a)	2,858	367,253
Univar Solutions, Inc.(a)(b)	7,889	114,548
Veritiv Corp.(a)	406	3,804
W.W. Grainger, Inc.	1,647	453,880
Watsco, Inc.	1,241	199,789
WESCO International, Inc.(a)	1,698	43,927

		3,120,596

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,631	72,589

Water Utilities — 0.1%
American States Water Co.	1,437	114,055
American Water Works Co., Inc.	6,802	827,735
Artesian Resources Corp., Class A	493	17,023
Cadiz, Inc.(a)(b)	459	4,898

Security	Shares	Value

Water Utilities (continued)
California Water Service Group	1,870	$84,000
Consolidated Water Co. Ltd.	1,363	20,472
Essential Utilities, Inc.	8,183	341,968
Global Water Resources, Inc.	881	9,471
Middlesex Water Co.	609	36,723
SJW Group	1,031	61,375
York Water Co.	673	27,135

		1,544,855

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	1,697	23,656
Gogo, Inc.(a)(b)	2,125	3,464
Shenandoah Telecommunications Co.	1,899	101,615
Spok Holdings, Inc.	353	3,622
T-Mobile U.S., Inc.(b)	14,198	1,246,584
Telephone & Data Systems, Inc.	3,846	75,459
United States Cellular Corp.	438	13,942

		1,468,342

Total Common Stocks — 98.5% (Cost — $870,698,735)		1,073,122,281

Investment Companies — 0.7%

Equity Funds — 0.7%
iShares Russell 3000 ETF(f)	45,670	7,658,402

Total Investment Companies — 0.7% (Cost — $7,372,355)		7,658,402

Total Long-Term Investments — 99.2% (Cost — $878,071,090)		1,080,780,683

Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.92%(d)(e)(f)	19,909,763	19,931,664
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(d)(f)	7,531,671	7,531,671

Total Short-Term Securities — 2.5% (Cost — $27,434,349)		27,463,335

Total Investments — 101.7% (Cost — $905,505,439)		1,108,244,018

Liabilities in Excess of Other Assets — (1.7)%		(18,463,839)

Net Assets — 100.0%		$1,089,780,179

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund

(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuers	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,426,011	—		(1,516,248	)(b)	19,909,763	$19,931,664	$146,162	(c)	$(12,865)	$23,831
BlackRock Cash Funds: Treasury, SL Agency Shares	8,291,401	—		(759,730	)(b)	7,531,671	7,531,671	112,308		—	—
BlackRock, Inc.	4,316	426		(240)		4,502	2,260,184	43,561		(11,142)	160,959
PennyMac Mortgage Investment Trust	1,874	1,266	(b)	—		3,140	32,656	3,142		—	(37,470)
iShares Russell 3000 ETF	27,474	231,700		(213,504)		45,670	7,658,402	102,814		(926,122)	(18,744)

							$37,414,577	$407,987		$(950,129)	$128,576

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AMBAC	American Municipal Bond Assurance Corp.

CME	Chicago Mercantile Exchange

CVR	Contingent Value Rights

ETF	Exchange Traded Fund

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	16	06/19/20	$1,045	$66,673
S&P 500 E-Mini Index	51	06/19/20	7,401	244,613

				$311,286

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,073,122,281	$—	$—	$1,073,122,281
Investment Companies	7,658,402	—	—	7,658,402
Short-Term Securities	27,463,335	—	—	27,463,335

	$1,108,244,018	$—	$—	$1,108,244,018

Derivative Financial Instruments(b)
Assets:
Equity contracts	$311,286	$—	$—	$311,286

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.